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         MUTUAL FUNDS

                                                                    John Hancock
                                                            Lifecycle Portfolios
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                                            CLASS A, CLASS B AND CLASS C SHARES
                                                       Lifecycle 2010 Portfolio
                                                       Lifecycle 2015 Portfolio
                                                       Lifecycle 2020 Portfolio
                                                       Lifecycle 2025 Portfolio
                                                       Lifecycle 2030 Portfolio
                                                       Lifecycle 2035 Portfolio
                                                       Lifecycle 2040 Portfolio
                                                       Lifecycle 2045 Portfolio
                                                 Lifecycle Retirement Portfolio
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Prospectus
12.31.2006

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
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THE LIFECYCLE PORTFOLIOS
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Lifecycle 2010 Portfolio                                                      8
Lifecycle 2015 Portfolio                                                     10
Lifecycle 2020 Portfolio                                                     12
Lifecycle 2025 Portfolio                                                     14
Lifecycle 2030 Portfolio                                                     16
Lifecycle 2035 Portfolio                                                     18
Lifecycle 2040 Portfolio                                                     20
Lifecycle 2045 Portfolio                                                     22
Lifecycle Retirement Portfolio                                               24

YOUR ACCOUNT
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Choosing a share class                                                       27
How sales charges are calculated                                             28
Sales charge reductions and waivers                                          28
Opening an account                                                           29
Buying shares                                                                30
Selling shares                                                               31
Transaction policies                                                         33
Dividends and account policies                                               34
Additional investor services                                                 35

RISKS OF INVESTING IN THE PORTFOLIOS                                         36
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INFORMATION ABOUT THE UNDERLYING FUNDS
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Risks of investing in Underlying Funds                                       37
Description of Funds                                                         41

PORTFOLIO DETAILS
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Business structure                                                           49

FOR MORE INFORMATION                                                 BACK COVER
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Overview
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JOHN HANCOCK FUNDS II LIFECYCLE PORTFOLIOS

This prospectus provides information about the nine Lifecycle Portfolios (each referred to as a "Portfolio"), which are funds of John Hancock Funds II ("JHF II"). Each of the Portfolios is a "fund of funds" which currently invests in a number of other funds of JHF II and John Hancock Funds III ("JHF III"), and may also invest invest in other affiliated funds (each referred to as a "Fund") of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds"). Each Portfolio (except the Retirement Portfolio) seeks to provide an asset allocation strategy designed for investors planning to retire in a specific year by means of selected investment allocations among the Underlying Funds. The Retirement Portfolio seeks to provide an asset allocation strategy designed to provide a level of return able to sustain systematic withdrawals for investors who have already retired.

This prospectus relates to the Class A, Class B and Class C shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS

Mutual funds such as the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and each of the Portfolios as well as to JHF III. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Portfolios. The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

PORTFOLIO INFORMATION KEY
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Concise descriptions of each of the Portfolios are set forth below. Each description provides the following information:


[Graphic]  Goal and strategy

The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[Graphic]  Past performance

The Portfolio's total return, measured year-by-year and over time.

[Graphic]  Principal risks

The major risk factors associated with the Portfolio.

[Graphic]  Your expenses

The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

The Lifecycle Portfolios
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There are nine Portfolios: Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio and Lifecycle Retirement Portfolio.

Each Portfolio is a "fund of funds" which invests in a number of Underlying Funds. The subadviser to each Portfolio allocates the assets of the Portfolio among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time (except in the case of the Retirement Portfolio). Each Portfolio's name refers to the approximate retirement year of the investors for whom the Portfolio's asset allocation strategy is designed (except in the case of the Retirement Portfolio). For example, as of October 1, 2006, the Lifecycle 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a relatively aggressive target asset allocation of 100% of its assets in Underlying Funds that invest primarily in equity securities. By contrast, the Lifecycle 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a more conservative target asset allocation of approximately 58% of its assets invested in equity Underlying Funds and approximately 42% of its assets invested in fixed income Underlying Funds, as of October 1, 2006.

TARGET ALLOCATION CHART
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                                                            Target allocation among Underlying
                                                                          Funds
                                                                  as of October 1, 2006
                                                           ------------------------------------
                        Retirement year
Lifecycle portfolio     (assumes retirement age of 65)     Equity funds     Fixed income funds
2010                    2008 - 2012                        58%              42%
2015                    2013 - 2017                        70%              30%
2020                    2018 - 2022                        81%              19%
2025                    2023 - 2027                        89%              11%
2030                    2028 - 2032                        95%              5%
2035                    2033 - 2037                        98%              2%
2040                    2038 - 2042                        100%             0%
2045                    2043 - 2047                        100%             0%
Retirement              Post Retirement                    50%              50%

The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the Portfolio. Such adjustments may be made to increase or decrease the Portfolio's holdings of particular asset classes or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Over time, the asset allocation strategy will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Retirement Portfolio.) As the glide path shows, each Portfolio's asset mix becomes more conservative as time elapses. This reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for you after retirement.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class based on the subadviser's market outlook.

Each Portfolio (except in the case of the Retirement Portfolio) has a target allocation for the broad asset classes of equities and fixed income. These target allocations are not expected to vary from the prescribed glide path formula (the neutral allocations) by more than plus or minus ten percentage points (except in the case of the Retirement Portfolio). Although the subadviser will not generally vary beyond the ten percentage point target allocation range, the subadviser may at times determine in light of market or economic conditions that this range should be exceeded to protect the Portfolio or to help it achieve its objective. For the Retirement Portfolio, the neutral allocations are 50% fixed income and 50% equity, however the target allocations are expected to change based on the Portfolio's asset allocation strategy. There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money.

GLIDE PATH CHART
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                            [MOUNTAIN CHART OMITTED]

COMBINATION WITH RETIREMENT PORTFOLIO

JHF II's Board of Trustees may, in its discretion, determine to combine the Portfolios with the Retirement Portfolio at any time on or after December 31st of the designated retirement year of a Portfolio (other than the Retirement Portfolio) or when the target allocation of a Portfolio (other than the Retirement Portfolio) matches the target allocation of the Retirement Portfolio. In such event, the Portfolio's shareholders will become shareholders of the Retirement Portfolio. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination. After December 31st of the designated retirement year of each Portfolio, that Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

SUBADVISER

MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Portfolios and formulates a continuous investment program for each Portfolio consistent with its investment goal and strategies.

Deutsche Investment Management Americas Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

MFC Global Investment Management (U.S.) LLC ("MFC Global (U.S.)") provides sub-subadvisory services to MFC Global (U.S.A.) in its management of the Lifecycle Retirement Portfolio.

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Lifecycle 2010 Portfolio
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[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios." After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

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[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

8 PORTFOLIOS

[Graphic]  Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2010 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
  - Credit and counterparty risk
  - Lower rated fixed income securities and high yield securities risk
  - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class A
Ticker                JLAAX
CUSIP                 41015E 63 5
Newspaper             --
JH fund number        --
Class B
Ticker                JLABX
CUSIP                 41015E 62 7
Newspaper             --
JH fund number        --
Class C
Ticker                JLACX
CUSIP                 41015E 61 9
Newspaper             --
JH fund number        --

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[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                              Class A         Class B         Class C
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                 5.00%           none             none

Maximum deferred sales charge (load) as a % of purchase
or sale price, whichever is less                                  none(2)         5.00%            1.00%(3)

Annual operating expenses(4)                                     Class A         Class B         Class C
Management fee(5)                                                 0.06%           0.06%           0.06%
Distribution and service (12b-1) fees                             0.30%           1.00%           1.00%
Other expenses                                                    0.85%           0.85%           0.85%
Total Portfolio operating expenses                                1.21%           1.91%           1.91%
Contractual expense reimbursement (at least until 12-31-07)(6)    0.56%           0.56%           0.56%
Net Portfolio operating expenses                                  0.65%           1.35%           1.35%
Estimated Underlying Fund expenses(7)                             0.73%           0.73%           0.73%
Net Portfolio operating expenses and estimated                    1.38%           2.08%           2.08%
Underlying Fund expenses

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                                Year 1         Year 3
Class A                                                  $633          $1,027
Class B with redemption                                  $711          $1,067
Class B without redemption                               $211          $  767
Class C with redemption                                  $311          $  767
Class C without redemption                               $211          $  767

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4  Based on estimated expenses for the current fiscal year.

5 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

6 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.65% for Class A, 1.35% for Class B and 1.35% for Class C. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

7 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                   PORTFOLIOS  9

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Lifecycle 2015 Portfolio
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[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios." After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

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[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

10 PORTFOLIOS

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2015 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
  - Credit and counterparty risk
  - Lower rated fixed income securities and high yield securities risk
  - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk


SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class A
Ticker                JLBAX
CUSIP                 41015E 51 0
Newspaper             --
JH fund number        --
Class B
Ticker                JLBBX
CUSIP                 41015E 49 4
Newspaper             --
JH fund number        --
Class C
Ticker                JLBCX
CUSIP                 41015E 48 6
Newspaper             --
JH fund number        --

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[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                              Class A         Class B          Class C
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                 5.00%           none             none

Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                     none(2)         5.00%            1.00%(3)

Annual operating expenses(4)                                       Class A         Class B         Class C
Management fee(5)                                                   0.06%           0.06%           0.06%
Distribution and service (12b-1) fees                               0.30%           1.00%           1.00%
Other expenses                                                      0.63%           0.63%           0.63%
Total Portfolio operating expenses                                  0.99%           1.69%           1.69%
Contractual expense reimbursement (at least until 12-31-07)(6)      0.35%           0.35%           0.35%
Net Portfolio operating expenses                                    0.64%           1.34%           1.34%
Estimated Underlying Fund expenses(7)                               0.74%           0.74%           0.74%
Net Portfolio operating expenses and estimated
Underlying Fund expenses                                            1.38%           2.08%           2.08%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.


Expenses                                                    Year 1      Year 3
Class A                                                      $633       $  985
Class B with redemption                                      $711       $1,024
Class B without redemption                                   $211       $  724
Class C with redemption                                      $311       $  724
Class C without redemption                                   $211       $  724

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4  Based on estimated expenses for the current fiscal year.

5 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

6 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.65% for Class A, 1.35% for Class B and 1.35% for Class C. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

7 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  11

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Lifecycle 2020 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios." After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

12 PORTFOLIOS

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2020 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
  - Credit and counterparty risk
  - Lower rated fixed income securities and high yield securities risk
  - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class A
Ticker                JLDAX
CUSIP                 41015E 38 7
Newspaper             --
JH fund number        --
Class B
Ticker                JLDBX
CUSIP                 41015E 37 9
Newspaper             --
JH fund number        --
Class C
Ticker                JLDCX
CUSIP                 41015E 36 1
Newspaper             --
JH fund number        --

[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                              Class A          Class B         Class C
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                 5.00%             none           none

Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                     none(2)           5.00%          1.00%(3)

Annual operating expenses(4)                                     Class A          Class B         Class C
Management fee(5)                                                  0.06%           0.06%           0.06%
Distribution and service (12b-1) fees                              0.30%           1.00%           1.00%
Other expenses                                                     0.58%           0.58%           0.58%
Total Portfolio operating expenses                                 0.94%           1.64%           1.64%
Contractual expense reimbursement (at least until 12-31-07)(6)     0.31%           0.31%           0.31%
Net Portfolio operating expenses                                   0.63%           1.33%           1.33%
Estimated Underlying Fund expenses(7)                              0.74%           0.74%           0.74%
Net Portfolio operating expenses and estimated
Underlying Fund expenses                                           1.37%           2.07%           2.07%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                                 Year 1         Year 3
Class A                                                   $633          $  974
Class B with redemption                                   $710          $1,013
Class B without redemption                                $210          $  713
Class C with redemption                                   $310          $  713
Class C without redemption                                $210          $  713

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4  Based on estimated expenses for the current fiscal year.

5 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

6 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.65% for Class A, 1.35% for Class B and 1.35% for Class C. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

7 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  13

--------------------------------------------------------------------------------
Lifecycle 2025 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios." After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.


14 PORTFOLIOS

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2025 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
  - Credit and counterparty risk
  - Lower rated fixed income securities and high yield securities risk
  - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class A
Ticker                JLEAX
CUSIP                 41015E 26 2
Newspaper             --
JH fund number        --
Class B
Ticker                JLEBX
CUSIP                 41015E 25 4
Newspaper             --
JH fund number        --
Class C
Ticker                JLECX
CUSIP                 41015E 24 7
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------
[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                              Class A          Class B          Class C
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                 5.00%             none            none

Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                     none(2)           5.00%           1.00%(3)

Annual operating expenses(4)                                      Class A         Class B         Class C
Management fee(5)                                                   0.06%           0.06%           0.06%
Distribution and service (12b-1) fees                               0.30%           1.00%           1.00%
Other expenses                                                      0.65%           0.65%           0.65%
Total Portfolio operating expenses                                  1.01%           1.71%           1.71%
Contractual expense reimbursement (at least until 12-31-07)(6)      0.37%           0.37%           0.37%
Net Portfolio operating expenses                                    0.64%           1.34%           1.34%
Estimated Underlying Fund expenses(7)                               0.75%           0.75%           0.75%
Net Portfolio operating expenses and estimated
Underlying Fund expenses                                            1.39%           2.09%           2.09%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                                     Year 1      Year 3
Class A                                                       $634       $  992
Class B with redemption                                       $712       $1,031
Class B without redemption                                    $212       $  731
Class C with redemption                                       $312       $  731
Class C without redemption                                    $212       $  731

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4  Based on estimated expenses for the current fiscal year.

5 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

6 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.65% for Class A, 1.35% for Class B and 1.35% for Class C. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

7 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  15

--------------------------------------------------------------------------------
Lifecycle 2030 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios." After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

16 PORTFOLIOS

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2030 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
  - Credit and counterparty risk
  - Lower rated fixed income securities and high yield securities risk
  - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class A
Ticker                JLFAX
CUSIP                 47803M 78 8
Newspaper             --
JH fund number        --
Class B
Ticker                JLFBX
CUSIP                 47803M 77 0
Newspaper             --
JH fund number        --
Class C
Ticker                JLFCX
CUSIP                 47803M 76 2
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------
[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                              Class A         Class B         Class C
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                 5.00%           none            none

Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                     none(2)         5.00%           1.00%(3)

Annual operating expenses(4)                                       Class A         Class B         Class C
Management fee(5)                                                   0.06%           0.06%           0.06%
Distribution and service (12b-1) fees                               0.30%           1.00%           1.00%
Other expenses                                                      0.72%           0.72%           0.72%
Total Portfolio operating expenses                                  1.08%           1.78%           1.78%
Contractual expense reimbursement (at least until 12-31-07)(6)      0.43%           0.43%           0.43%
Net Portfolio operating expenses                                    0.65%           1.35%           1.35%
Estimated Underlying Fund expenses(7)                               0.76%           0.76%           0.76%
Net Portfolio operating expenses and estimated
Underlying Fund expenses                                            1.41%           2.11%           2.11%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                                    Year 1      Year 3
Class A                                                      $636       $1,010
Class B with redemption                                      $714       $1,050
Class B without redemption                                   $214       $  750
Class C with redemption                                      $314       $  750
Class C without redemption                                   $214       $  750

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4  Based on estimated expenses for the current fiscal year.

5 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

6 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.65% for Class A, 1.35% for Class B and 1.35% for Class C. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

7 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  17

--------------------------------------------------------------------------------
Lifecycle 2035 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios." After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

18 PORTFOLIOS

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2035 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
  - Credit and counterparty risk
  - Lower rated fixed income securities and high yield securities risk
  - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class A
Ticker                JLHAX
CUSIP                 47803M 78 8
Newspaper             --
JH fund number        --
Class B
Ticker                JLHBX
CUSIP                 47803M 77 0
Newspaper             --
JH fund number        --
Class C
Ticker                JHLCX
CUSIP                 47803M 76 2
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------
[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                             Class A         Class B         Class C
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                5.00%            none           none

Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                    none(2)          5.00%          1.00%(3)

Annual operating expenses(4)                                      Class A         Class B         Class C
Management fee(5)                                                  0.06%           0.06%           0.06%
Distribution and service (12b-1) fees                              0.30%           1.00%           1.00%
Other expenses                                                     0.88%           0.88%           0.88%
Total Portfolio operating expenses                                 1.24%           1.94%           1.94%
Contractual expense reimbursement (at least until 12-31-07)(6)     0.59%           0.59%           0.59%
Net Portfolio operating expenses                                   0.65%           1.35%           1.35%
Estimated Underlying Fund expenses(7)                              0.77%           0.77%           0.77%
Net Portfolio operating expenses and estimated
Underlying Fund expenses                                           1.42%           2.12%           2.12%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                                       Year 1    Year 3
Class A                                                         $637    $1,045
Class B with redemption                                         $715    $1,086
Class B without redemption                                      $215    $  786
Class C with redemption                                         $315    $  786
Class C without redemption                                      $215    $  786

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4  Based on estimated expenses for the current fiscal year.

5 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

6 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.65% for Class A, 1.35% for Class B and 1.35% for Class C. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

7 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  19

--------------------------------------------------------------------------------
Lifecycle 2040 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios." After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

20 PORTFOLIOS

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2040 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
  - Credit and counterparty risk
  - Lower rated fixed income securities and high yield securities risk
  - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class A
Ticker                JLIAX
CUSIP                 47803M 66 3
Newspaper             --
JH fund number        --
Class B
Ticker                JLIBX
CUSIP                 47803M 65 5
Newspaper             --
JH fund number        --
Class C
Ticker                JLICX
CUSIP                 47803M 64 8
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------
[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                              Class A          Class B         Class C
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                 5.00%             none           none

Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                     none(2)           5.00%          1.00%(3)

Annual operating expenses(4)                                       Class A         Class B         Class C
Management fee(5)                                                   0.06%           0.06%           0.06%
Distribution and service (12b-1) fees                               0.30%           1.00%           1.00%
Other expenses                                                      0.90%           0.90%           0.90%
Total Portfolio operating expenses                                  1.26%           1.96%           1.96%
Contractual expense reimbursement (at least until 12-31-07)(6)      0.61%           0.61%           0.61%
Net Portfolio operating expenses                                    0.65%           1.35%           1.35%
Estimated Underlying Fund expenses(7)                               0.78%           0.78%           0.78%
Net Portfolio operating expenses and estimated
underlying fund expenses                                            1.43%           2.13%           2.13%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                                 Year 1         Year 3
Class A                                                   $638          $1,052
Class B with redemption                                   $716          $1,093
Class B without redemption                                $216          $  793
Class C with redemption                                   $316          $  793
Class C without redemption                                $216          $  793

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4  Based on estimated expenses for the current fiscal year.

5 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

6 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.65% for Class A, 1.35% for Class B and 1.35% for Class C. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

7 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  21

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Lifecycle 2045 Portfolio
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[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios." After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

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[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

22 PORTFOLIOS

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2045 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
  - Credit and counterparty risk
  - Lower rated fixed income securities and high yield securities risk
  - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class A
Ticker                JLJAX
CUSIP                 47803M 42 4
Newspaper             --
JH fund number        --
Class B
Ticker                JLJBX
CUSIP                 47803M 41 6
Newspaper             --
JH fund number        --
Class C
Ticker                JLJCX
CUSIP                 47803M 39 0
Newspaper             --
JH fund number        --

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[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                              Class A         Class B         Class C
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                 5.00%           none            none

Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                     none(2)         5.00%           1.00%(3)

Annual operating expenses(4)                                       Class A         Class B         Class C
Management fee(5)                                                   0.06%           0.06%           0.06%
Distribution and service (12b-1) fees                               0.30%           1.00%           1.00%
Other expenses                                                      1.95%           1.95%           1.95%
Total Portfolio operating expenses                                  2.31%           3.01%           3.01%
Contractual expense reimbursement (at least until 12-31-07)(6)      1.66%           1.66%           1.66%
Net Portfolio operating expenses                                    0.65%           1.35%           1.35%
Estimated Underlying Fund expenses(7)                               0.78%           0.78%           0.78%
Net Portfolio operating expenses and estimated
Underlying Fund expenses                                            1.43%           2.13%           2.13%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                                     Year 1      Year 3
Class A                                                       $638       $1,258
Class B with redemption                                       $716       $1,305
Class B without redemption                                    $216       $1,005
Class C with redemption                                       $316       $1,005
Class C without redemption                                    $216       $1,005

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4  Based on estimated expenses for the current fiscal year.

5 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

6 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.65% for Class A, 1.35% for Class B and 1.35% for Class C. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

7 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  23

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Lifecycle Retirement Portfolio
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[Graphic] Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio may invest in various Funds of the John Hancock funds complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in Underlying Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The Adviser and subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

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[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

24 PORTFOLIOS

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[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- Retirement target allocation risk
- Equity securities risk
- Fixed-income securities risk
  - Credit and counterparty risk
  - Lower rated fixed income securities and high yield securities risk
  - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

Class A
Ticker                JLRAX
CUSIP                 47804A 30 4
Newspaper             --
JH fund number        --
Class B
Ticker                JLRBX
CUSIP                 47804A 40 3
Newspaper             --
JH fund number        --
Class C
Ticker                JLRCX
CUSIP                 47804A 50 2
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------
[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

Shareholder transaction expenses(1)                               Class A         Class B         Class C
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                  5.00%           none            none

Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                      none(2)         5.00%           1.00%

Annual operating expenses(4)                                       Class A         Class B         Class C
Management fee(5)                                                   0.10%           0.10%           0.10%
Distribution and service (12b-1) fees                               0.30%           1.00%           1.00%
Other expenses                                                      1.72%           1.72%           1.72%
Total Portfolio operating expenses                                  2.12%           2.82%           2.82%
Contractual expense reimbursement (at least until 12-31-07)(6)      1.43%           1.43%           1.43%
Net Portfolio operating expenses                                    0.69%           1.39%           1.39%
Estimated Underlying Fund expenses(7)                               0.69%           0.69%           0.69%
Net Portfolio operating expenses and estimated
Underlying Fund expenses                                            1.38%           2.08%           2.08%

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses                                                 Year 1         Year 3
Class A                                                   $633          $1,199
Class B with redemption                                   $711          $1,244
Class B without redemption                                $211          $  944
Class C with redemption                                   $311          $  944
Class C without redemption                                $211          $  944

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4  Based on estimated expenses for the current fiscal year.

5 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

6 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.69% for Class A, 1.39% for Class B and 1.39% for Class C. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

7 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  25

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Other permitted investments

The Portfolios may:

- Purchase U.S. government securities and short-term paper.
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolios, including exchange traded funds.
- Purchase domestic and foreign equity and fixed-income securities.
- Invest in equity securities which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
- Invest in fixed-income securities which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
- Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
  Section 12 of the 1940 Act.
- Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
- Make short sales of securities (borrow and sell securities not owned by the Portfolios), either to realize appreciation when a security that the Portfolios do not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
- Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Portfolios may use various investment strategies such as hedging and other related transactions. For example, the Portfolios may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Portfolios. In addition, these strategies may be used to gain exposure to a particular securities market. The Portfolios also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and other strategic transactions risk" in both the prospectus and the Statement of Additional Information ("SAI").

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Temporary defensive investing

The Portfolios may invest up to 100% of their assets in cash or money market instruments for the purpose of:

- meeting redemption requests,
- making other anticipated cash payments, or
- protecting the Portfolios in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

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Management of the Portfolios

Subject to the limitations described above, the Portfolios may at any time invest any percentage of their assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Portfolios. Such adjustments may be made, for example, to increase or decrease a Portfolio's holdings of a particular asset class, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio's assets subject to the management of a particular Underlying Fund. In addition, changes may be made to reflect fundamental changes in the investment environment.

26 PORTFOLIOS

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Your account
--------------------------------------------------------------------------------

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Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

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Class A
--------------------------------------------------------------------------------

- A front-end sales charge, as described in the section "How Sales Charges Are Calculated."
- Distribution and service (12b-1) fees of 0.30%.

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Class B
--------------------------------------------------------------------------------

- No front-end sales charge; all your money goes to work for you right away.
- Distribution and service (12b-1) fees of 1.00%.
- A contingent deferred sales charge ("CDSC") as described in the section "How Sales Charges Are Calculated."
- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

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Class C
--------------------------------------------------------------------------------

- No front-end sales charge; all your money goes to work for you right away.
- Distribution and service (12b-1) fees of 1.00%.
- A 1.00% CDSC on shares sold within one year of purchase.
- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. John Hancock Signature Services, Inc. ("Signature Services"), the transfer agent for the Portfolios, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

The retirement plan types listed below not currently invested in Class A, Class B and Class C of John Hancock funds shares are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such plans are: retirement plans ("Retirement Plans") including pension, profit-sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock funds Class R shares. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) accounts and other individual retirement accounts.

12b-1 fees

Rule 12b-1 fees will be paid to the Portfolios' distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers.

For estimated expenses of each share class, see the Portfolio information earlier in this prospectus.

Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the Portfolio, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Portfolio shares.

Additional payments to financial intermediaries

Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Portfolios in two principal ways:

- directly, by the payment of sales commissions, if any; and
- indirectly, as a result of the Portfolios paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in the Distributor's efforts to promote the sale of the Portfolios' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolios and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolios' net assets, which, as well as benefiting the Portfolios, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Portfolios in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the Portfolios.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the Portfolios, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the Portfolios, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for Portfolios. If your intermediary provides these services, the Adviser or the Portfolios may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolios.

                                                                 YOUR ACCOUNT 27

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How sales charges are calculated

Class A Sales charges are as follows:

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Class A sales charges
--------------------------------------------------------------------------------

                                             As a % of           As a % of your
Your investment                              offering price*     investment
Up to $49,999                                  5.00%               5.26%
$50,000 - $99,999                              4.50%               4.71%
$100,000 - $249,999                            3.50%               3.63%
$250,000 - $499,999                            2.50%               2.56%
$500,000 - $999,999                            2.00%               2.04%
$1,000,000 and over                            See below

*Offering price is the net asset value ("NAV") per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 or Class I shares of any John Hancock funds. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a Portfolio's Class A shares about any other John Hancock retail funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Portfolio's Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the Portfolios' SAI. You may request an SAI from your broker or financial adviser, access the Portfolios' Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge. There is a CDSC on any Class A shares upon which a commission was paid that are sold within one year of purchase, as follows:

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Class A deferred sales charges on investments of $1 million or more
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Your investment                                       CDSC on shares being sold
First $1M - $4,999,999                                1.00%
Next $1 - $5M above that                              0.50%
Next $1 or more above that                            0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

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Class B deferred charges
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Years after purchase                                 CDSC on shares being sold
1st year                                             5.00%
2nd year                                             4.00%
3rd or 4th year                                      3.00%
5th year                                             2.00%
6th year                                             1.00%
After 6th year                                       none

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Class C deferred charges
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Years after purchase                                 CDSC on shares being sold
1st year                                             1.00%
After 1st year                                       none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

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Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
- Letter of Intention -- lets you purchase Class A shares of a Portfolio over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a Portfolio's Class
  A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market Funds will be excluded unless you have already paid a sales charge. When you sign this letter, the Portfolios agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.
- Combination Privilege -- lets you combine classes of shares of all Portfolios for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

28 YOUR ACCOUNT

Group Investment Program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled "Opening an Account"), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers
As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make payments through certain systematic withdrawal plans
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) programs
- redemptions pursuant to a Portfolio's right to liquidate an account less than $1,000
- to make certain distributions from a retirement plan
- because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

- selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
- financial representatives utilizing Portfolio shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
- Portfolio trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
- individuals transferring assets held in a SIMPLE IRA, SEP, or SAR-SEP invested in John Hancock funds directly to an IRA
- individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
- individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or Simple IRA invested in John Hancock funds back to the original account type from which it was converted
- participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) program

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

- exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)
- dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
Opening an account

1 Read this prospectus carefully.
2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Portfolios are as follows:

- non-retirement account: $1,000
- retirement account: $500
- group investments: $250
- Monthly Automatic Accumulation Plan ("MAAP"): $25 to open; you must invest at least $25 a month
- there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the instructions under "Buying shares."
  You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity.

                                                                 YOUR ACCOUNT 29

--------------------------------------------------------------------------------
Buying shares

                    Opening an account                                 Adding to an account
-----------------------------------------------------------------------------------------------------------------------
By check
-----------------------------------------------------------------------------------------------------------------------
[Graphic]          o  Make out a check for the investment             o  Make out a check for the investment
                       amount, payable to "John Hancock Signature         amount, payable to "John Hancock Signature
                       Services, Inc."                                    Services, Inc."

                    o  Deliver the check and your completed            o  If your account statement has a detachable
                       application to your financial                      investment slip, please complete in its
                       representative or mail them to Signature           entirety. If no slip is available, include
                       Services (address below).                          a note specifying the Portfolio name(s),
                                                                          your share class, your account number and
                                                                          the name(s) in which the account is
                                                                          registered.

                                                                       o  Deliver the check and your investment slip
                                                                          or note to your financial representative
                                                                          or mail them to Signature Services
                                                                          (address below).

-----------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------
[Graphic]          o  Call your financial representative or           o  Log on to www.jhfunds.com to process
                       Signature Services to request an exchange.         exchanges between Portfolios.

                                                                       o  Call EASI-Line for automated service 24
                                                                          hours a day at 1-800-338-8080.

                                                                       o  Call your financial representative or
                                                                          Signature Services to request an exchange.

-----------------------------------------------------------------------------------------------------------------------
By wire
-----------------------------------------------------------------------------------------------------------------------
[Graphic]          o  Deliver your completed application to your      o  Obtain your wiring instructions by calling
                       financial representative or mail it to             Signature Services 1-800-225-5291.
                       Signature Services.
                                                                       o  Instruct your bank to wire the amount of
                    o  Obtain your account number by calling your         your investment. Specify the Portfolio
                       financial representative or Signature              name(s), your share class, your account
                       Services.                                          number and the name(s) in which the
                                                                          account is registered. Your bank may
                    o  Obtain wiring instructions by calling              charge a fee to wire funds.
                       Signature Services at 1-800-225-5291.

                    o Instruct your bank to wire the amount of your investment. Specify the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

-----------------------------------------------------------------------------------------------------------------------
By Internet
-----------------------------------------------------------------------------------------------------------------------
[Graphic]          See "By exchange" and "By wire."                    o  Verify that your bank or credit union is a
                                                                          member of the Automated Clearing House
                                                                          ("ACH") system.

                                                                       o  Complete the "Bank Information" section on
                                                                          your account application.

                                                                       o  Log on to www.jhfunds.com to initiate
                                                                          purchases using your authorized bank
                                                                          account.

-----------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------
[Graphic]          See "By exchange" and "By wire."                   o   Verify that your bank or credit union is a
                                                                          member of the ACH system.

                                                                       o  Complete the "To Purchase, Exchange or
                                                                          Redeem Shares via Telephone" and "Bank
                                                                          Information" sections on your account
                                                                          application.

                                                                       o  Call EASI-LINE for automated service 24
                                                                          hours a day at 1-800-338-8080.

                                                                       o  Call Signature Services between 8:00 A.M.
                                                                          and 7:00 P.M.

                                                                       Eastern Time on most business days. To open
                                                                       or add to an account using the Monthly
                                                                       Automatic Accumulation Program, see
                                                                       "Additional investor services."
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------

30 YOUR ACCOUNT

-----------------------------------------------------------------------------------------------------------------------
Selling shares

                                                                       To sell some or all of your shares
-----------------------------------------------------------------------------------------------------------------------
By letter
-----------------------------------------------------------------------------------------------------------------------
[Graphic]          o  Accounts of any type.                           o  Write a letter of instruction or complete
                                                                          a stock power indicating the Portfolio
                    o  Sales of any amount.                               name, your share class, your account
                                                                          number, the name(s) in which the account
                                                                          is registered and the dollar value or
                                                                          number of shares you wish to sell.

                                                                       o  Include all signatures and any additional
                                                                          documents that may be required (see next
                                                                          page).

                                                                       o  Mail the materials to Signature Services.

                                                                       o  A check will be mailed to the name(s) and
                                                                          address in which the account is
                                                                          registered, or otherwise according to your
                                                                          letter of instruction.

-----------------------------------------------------------------------------------------------------------------------
By Internet
-----------------------------------------------------------------------------------------------------------------------
[Graphic]          o  Most accounts.                                  o  Log on to www.jhfunds.com to initiate
                                                                          redemptions from your Portfolios.
                    o  Sales of up to $100,000.

-----------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------
[Graphic]          o  Most accounts.                                  o  Call EASI-Line for automated service 24
                                                                          hours a day at 1-800-338-8080.
                    o  Sales of up to $100,000.
                                                                       o  Call your financial representative or call
                                                                          Signature Services between 8 A.M. and 7
                                                                          P.M. Eastern Time on most business days.

-----------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer ("EFT")
-----------------------------------------------------------------------------------------------------------------------
[Graphic]          o  Requests by letter to sell any amount.          o  To verify that the Internet or telephone
                                                                          redemption privilege is in place on an
                    o  Requests by Internet or phone to sell up           account, or to request the form to add it
                       to $100,000.                                       to an existing account, call Signature
                                                                          Services.

                                                                       o  Funds requested by wire will be wired the
                                                                          next business day. A $4 fee will be
                                                                          deducted from your account. Your bank may
                                                                          also charge you a fee for this service.

                                                                       o  Funds requested by EFT are generally
                                                                          available by the second business day. Your
                                                                          bank may charge a fee for this service.

-----------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------
[Graphic]          o  Accounts of any type.                           o  Obtain a current prospectus for the
                                                                          Portfolio into which you are exchanging by
                    o  Sales of any amount.                               Internet or by calling your financial
                                                                          representative or Signature Services.

                                                                       o  Log on to www.jhfunds.com to process
                                                                          exchanges between your Portfolios.

                                                                       o  Call EASI-Line for automated service 24
                                                                          hours a day at 1-800-338-8080.

                                                                       o  Call your financial representative or
                                                                          Signature Services to request an exchange.
-----------------------------------------------------------------------------------------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                 YOUR ACCOUNT 31

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- your address of record has changed within the past 30 days;
- you are selling more than $100,000 worth of shares -- This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.


-----------------------------------------------------------------------------------------------------------------------
Seller                                                       Requirements for written requests
-----------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts            o  Letter of instruction.
(custodial accounts for minors).
                                                             o  On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is
                                                                registered.

                                                             o  Medallion signature guarantee, if applicable (see
                                                                above).

-----------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner    o  Letter of instruction.
or association accounts.
                                                             o  Corporate business/organization resolution, certified
                                                                within the past 12 months, or a John Hancock Funds
                                                                business/organization certification form.

                                                             o  On the letter and the resolution, the signature of the
                                                                person(s) authorized to sign for the account.

                                                             o  Medallion signature guarantee, if applicable (see
                                                                above).

-----------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                        o  Letter of instruction.

                                                             o  On the letter, the signature(s) of the trustee(s).

                                                             o  Copy of the trust document certified within the past
                                                                12 months or a John Hancock Funds trust certification
                                                                form.

                                                             o  Medallion signature guarantee, if applicable (see
                                                                above).

-----------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship       o  Letter of instruction signed by surviving tenant.
with a deceased co-tenant(s).
                                                             o  Copy of death certificate.

                                                             o  Medallion signature guarantee, if applicable (see
                                                                above).

                                                             o  Inheritance Tax Waiver (if applicable).

-----------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                            o  Letter of instruction signed by executor.

                                                             o  Copy of order appointing executor, certified within
                                                                the past 12 months.

                                                             o  Medallion signature guarantee, if applicable (see
                                                                above).

                                                             o  Inheritance Tax Waiver (if applicable).
-----------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers    o  Call 1-800-225-5291 for instructions.
or account types not listed above.

-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------

32 YOUR ACCOUNT

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares

The net asset value ("NAV") per share for each Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Portfolio is calculated based upon the NAVs of the Underlying Funds in which it invests. The prospectus for the Underlying Funds explain the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

Each Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of a class of one Portfolio of JHF II for shares of the same class of any other Fund of JHF II or JHF III or any other John Hancock retail fund which is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a Portfolio with a lower rate. A Portfolio may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading

The Portfolios are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Portfolio can disrupt portfolio investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio or otherwise not be in a Portfolio's best interest in light of unusual trading activity related to your account. In the event that the Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolios' NAVs at the conclusion of the delay period. Each Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which a Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Each Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the Portfolios believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to each Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon

                                                                 YOUR ACCOUNT 33
the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolios to detect and curtail excessive trading practices, a significant percentage of a Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the Portfolios to prevent excessive trading, there is no guarantee that the Portfolios or their agents will be able to identify such shareholders or curtail their trading practices. The ability of Portfolios and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolios will not always be able to detect frequent trading activity, investors should not assume that the Portfolios will be able to detect or prevent all frequent trading or other practices that disadvantage a Portfolio. For example, the ability of a Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Portfolio's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.

Excessive trading risk

To the extent that a Portfolio or its agents are unable to curtail excessive trading practices in a Portfolio, these practices may interfere with the efficient management of the Portfolios and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
- A fund that invests a significant portion of its assets in below investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a Portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply his or her name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The Portfolios do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
- after any changes of name or address of the registered owner(s)
- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

Each of the Portfolios, other than the Lifecycle Retirement Portfolio, generally declare and pay income dividends annually. The Lifecycle Retirement Portfolio declares and pays income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of a Portfolio's fiscal year.

34 YOUR ACCOUNT

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same Portfolio and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your Portfolio may close out your account and mail you the proceeds. Alternatively, your Portfolio may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to Portfolio performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

--------------------------------------------------------------------------------
Additional investor services

Monthly Automatic Accumulation Program

MAAP lets you set up regular investments from your paycheck or bank account to the Portfolios of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.
- If you are using MAAP to open an account, make out a check for your first investment amount payable to "John Hancock Signature Services, Inc." in an amount satisfying the applicable minimum initial investment requirements specified in the section "Opening an Account." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account.
- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same
  Portfolio is not advantageous to you, because of sales charges).
- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Disclosure of Portfolio holdings

Each Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Portfolio will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. In addition, the ten largest holdings of the Portfolios will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date a Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. Each Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire portfolio holdings as of the applicable calendar quarter end.

                                                                 YOUR ACCOUNT 35

Risks of investing in the Portfolios

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk

A Portfolio's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fund of funds risk

A Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio's objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

A Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio's asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

The Portfolios bear their own expenses and indirectly bear their proportionate share of expenses of the Underlying Funds in which they invest.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolios are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified." Although the Portfolios are non-diversified, the risks associated with non-diversification are lower for the Portfolios because they allocate their assets among multiple Underlying Funds.

Short sales risk

Short sales involve costs and risk. The Portfolios must pay the lender interest on the securities they borrow, and the Portfolios will lose money if the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed securities.

Target allocation risks

The "Target Allocation Chart" illustrates the Portfolios' target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: Lifecycle 2010 Portfolio is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Portfolio is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Portfolio is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Portfolio is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Portfolio is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Portfolio is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Portfolio is 100% equity securities and 0% fixed income securities; and Lifecycle 2045 Portfolio is 100% equity securities and 0% fixed income securities and When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under "Equity securities risk." Over time, as a Portfolio gets closer to its target date a Portfolio's asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed income and short-term fixed-income securities are explained under "Interest rate risk," "Credit and counterparty risk" and "Lower rated fixed income securities." A Portfolio's transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

Retirement target allocation risk The initial target allocation for the Lifecycle Retirement Portfolio is 50% equity securities and 50% fixed income securities, also see the "Target Allocation Chart." When the Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under "Equity securities risk." The risks associated with fixed-income and short-term fixed income securities are explained under "Interest rate risk," "Credit and counterparty risk" and "Lower rated fixed-income securities."


36 RISKS OF INVESTING IN THE PORTFOLIOS

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Information about the Underlying Funds
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Risks of investing in Underlying Funds

By owning shares of Underlying Funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase a production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest in equity securities which invest primarily in growth securities are subject to these risks.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and Other Strategic Transactions," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 37
foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Investment grade fixed income securities in the lowest rating category

Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities and high yield securities risk

Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

- Risk to principal and income Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
- Price volatility The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
- Liquidity The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
- Dependence on subadviser's own credit analysis While a subadviser to a Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities Risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk

Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy;

38 INFORMATION ABOUT THE UNDERLYING FUNDS less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging and other strategic transactions risk

Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Funds contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 39

Liquidity risk

Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Management risk

Each Underlying Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium-sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified."

40 INFORMATION ABOUT THE UNDERLYING FUNDS

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Description of Funds

The Portfolios may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of each of JHF II and JHF
III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in JHF II's SAI and in the prospectus for these Funds. The Portfolios may also invest in other Underlying Funds not described in the chart.

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Fixed-Income Funds -- John Hancock Funds II
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                                           Estimated
Fund and subadviser(s)                     expense ratio          Goal and principal strategy
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Active Bond Fund                           0.70%                  Seeks income and capital appreciation by investing at
Declaration Management & Research LLC                             least 80% of its assets in a diversified mix of debt
and MFC Global Investment Management                              securities and instruments.
(U.S.), LLC

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Core Bond Fund                             0.82%                  Seeks total return consisting of income and capital
Wells Capital Management, Incorporated                            appreciation by normally investing in a broad range of
                                                                  investment-grade debt securities. The subadviser
                                                                  invests in debt securities that it believes offer
                                                                  attractive yields and are undervalued relative to
                                                                  issues of similar credit quality and interest rate
                                                                  sensitivity. From time to time, the Fund may also
                                                                  invest in unrated bonds believed to be comparable to
                                                                  investment-grade debt securities. Under normal
                                                                  circumstances, the subadviser expects to maintain an
                                                                  overall effective duration range between 4 and 5 1/2
                                                                  years.

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Global Bond Fund                           0.79%                  Seeks to realize maximum total return, consistent with
Pacific Investment Management                                     preservation of capital and prudent investment
Company LLC                                                       management by investing primarily in fixed-income
                                                                  securities denominated in major foreign currencies,
                                                                  baskets of foreign currencies (such as the ECU) and
                                                                  the U.S. dollar.

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High Income Fund                           0.74%                  Seeks high current income by normally investing at
MFC Global Investment Management                                  least 80% of its assets in U.S. and foreign
(U.S.), LLC                                                       fixed-income securities rated BB/Ba or lower and their
                                                                  unrated equivalents.

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High Yield Fund                            0.71%                  Seeks to realize an above-average total return over a
Western Asset Management Company                                  market cycle of three to five years, consistent with
                                                                  reasonable risk, by investing primarily in high yield
                                                                  debt securities, including corporate bonds and other
                                                                  fixed-income securities.

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Investment Quality Bond Fund               0.79%                  Seeks a high level of current income consistent with
Wellington Management Company, LLP                                the maintenance of principal and liquidity by
                                                                  investing in a diversified portfolio of investment
                                                                  grade bonds, focusing on corporate bonds and U.S.
                                                                  Government bonds with intermediate to longer term
                                                                  maturities. The Fund may also invest up to 20% of its
                                                                  assets in noninvestment grade fixed income securities.

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Real Return Bond Fund                      0.75%                  Seeks maximum return, consistent with preservation of
Pacific Investment Management                                     capital and prudent investment management, by normally
Company LLC                                                       investing at least 80% of its net assets in
                                                                  inflation-indexed bonds of varying maturities issued
                                                                  by the U.S. and non-U.S. governments and by
                                                                  corporations.

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Short-Term Bond Fund                       0.69%                  Seeks income and capital appreciation by investing at
Declaration Management & Research LLC                             least 80% of its assets in a diversified mix of debt
                                                                  securities and instruments.

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                                       INFORMATION ABOUT THE UNDERLYING FUNDS 41

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Spectrum Income Fund                       0.94%           Seeks a high level of current income with moderate share
T. Rowe Price Associates, Inc.                             price fluctuation. The Fund diversifies its assets widely
                                                           among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an
                                                           attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade
                                                           corporate, and foreign and emerging market fixed income
                                                           securities, income-oriented stocks (up to 40% of its
                                                           assets), short-term securities, asset-backed and mortgage
                                                           related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield
                                                           fixed-income securities (commonly known as "junk bonds").

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Strategic Bond Fund                        0.77%           Seeks a high level of total return consistent with
Western Asset Management Company                           preservation of capital by giving its subadviser broad
                                                           discretion to deploy the Fund's assets among certain
                                                           segments of the fixed income market in the manner the
                                                           subadviser believes will best contribute to achieving the
                                                           Fund's investment goal.

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Strategic Income Fund                      0.80%           Seeks a high level of current income by normally investing
MFC Global Investment Management                           primarily in: foreign government and corporate debt
(U.S.), LLC                                                securities from developed and emerging markets; U.S.
                                                           Government and agency securities; and U.S. high yield bonds.

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Total Bond Market Fund                     0.57%           Seeks to track the performance of the Lehman Brothers
Declaration Management & Research LLC                      Aggregate Index (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The Fund is an
                                                           intermediate-term bond fund of high and medium credit
                                                           quality.

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Total Return Fund                          0.77%           Seeks to realize maximum total return, consistent with
Pacific Investment Management                              preservation of capital and prudent investment management,
Company LLC                                                by normally investing at least 65% of its assets in a
                                                           diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                                           vary within a three- to six-year time frame based on the
                                                           subadviser's forecast for interest rates.

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U.S. Government Securities Fund            0.72%           Seeks a high level of current income, consistent with
Western Asset Management Company                           preservation of capital and maintenance of liquidity, by
                                                           investing in debt obligations and mortgagebacked securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as
                                                           collateralized mortgage obligations backed by such
                                                           securities.

-----------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                  0.82%           Seeks total return with a high level of current income by
Wells Capital Management, Incorporated                     normally investing primarily in below investment-grade debt securities (commonly known as "junk bonds" or high yield
                                                           securities). The Fund also invests in corporate debt
                                                           securities and may buy preferred and other convertible
                                                           securities and bank loans.

-----------------------------------------------------------------------------------------------------------------------
Equity Funds -- John Hancock Funds II
-----------------------------------------------------------------------------------------------------------------------

                                           Estimated
Fund and subadviser(s)                     expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------
Index 500 Fund                             0.50%           Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                           U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                           performance of the S&P 500 Composite Stock Price Index.*

-----------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                          0.82%           Seeks long-term growth of capital by investing primarily in
Deutsche Investment Management                             common stocks and other equity securities within all asset
Americas Inc.                                              classes (small-, mid- and large-cap), primarily those
                                                           within the Russell 3000 Index.*

-----------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                        0.94%           Seeks long-term capital appreciation by normally investing
AIM Capital Management, Inc.                               its assets principally in common stocks of companies that
                                                           are likely to benefit from new or innovative products,
                                                           services or processes, as well as those that have
                                                           experienced above average, long-term growth in earnings and have excellent prospects for future growth.

42 INFORMATION ABOUT THE UNDERLYING FUNDS

-----------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                         0.89%           Seeks capital appreciation by investing in equity
Lord, Abbett & Co. LLC                                     securities of U.S. and multinational companies in all
                                                           capitalization ranges that the subadviser believes are
                                                           undervalued.

-----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                      0.85%           Seeks to achieve long-term growth of capital (current
T. Rowe Price Associates, Inc.                             income is a secondary objective) by normally investing at
                                                           least 80% of its total assets in the common stocks of
                                                           large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.

-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                  0.79%           Seeks long-term capital growth by investing at least 65% of
Jennison Associates LLC                                    its total assets in equityrelated securities of companies
                                                           that exceed $1 billion in market capitalization and that
                                                           the subadviser believes have above-average growth
                                                           prospects. These companies are generally medium- to-large
                                                           capitalization companies.

-----------------------------------------------------------------------------------------------------------------------
Classic Value Fund                         0.90%           Seeks long-term growth of capital by normally investing at
Pzena Investment Management, LLC                           least 80% of its net assets in domestic equity securities.
                                                           The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

-----------------------------------------------------------------------------------------------------------------------
Core Equity Fund                           0.83%           Seeks long-term capital growth by normally investing
Legg Mason Capital Management, Inc.                        primarily in equity securities that, in the subadviser's
                                                           opinion, offer the potential for capital growth. The
                                                           subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

-----------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                        1.05%           Seeks long-term growth of capital by investing in stocks
Deutsche Investment Management                             and other equity securities of medium-sized U.S. companies
Americas Inc.                                              with strong growth potential.

-----------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                       0.93%           Seeks superior long-term rates of return through capital
MFC Global Investment Management                           appreciation by normally investing primarily in high
(U.S.), LLC                                                quality securities and convertible instruments of small-cap
                                                           U.S. companies.

-----------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund                1.03%           Seeks long-term capital appreciation by investing, under
RCM Capital Management LLC                                 normal market conditions, at least 80% of its net assets
                                                           (plus borrowings for investment purposes) in equity
                                                           securities of U.S. companies with smaller capitalizations
                                                           (which RCM defines as companies with market capitalizations of not less than 50% and not more than 200% of the weighted average market capitalization of the Russell 2000 Index).*

-----------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                         0.85%           Seeks to provide substantial dividend income and also
T. Rowe Price Associates, Inc.                             long-term capital appreciation by investing primarily in
                                                           dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                                           dividends and capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
Financial Services Fund                    0.92%           Seeks growth of capital by normally investing at least 80%
Davis Selected Advisers, L.P.                              of its net assets (plus any borrowings for investment
                                                           purposes) in companies principally engaged in financial
                                                           services. A company is "principally engaged" in financial
                                                           services if it owns financial services-related assets
                                                           constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its
                                                           provision of financial services.

-----------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                     0.81%           Seeks growth of capital by normally investing primarily in
Davis Selected Advisers, L.P.                              common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in U.S.
                                                           companies with smaller capitalizations.

-----------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                     1.00%           Seeks total return, consisting of long-term capital
UBS Global Asset Management                                appreciation and current income, by investing in equity and
(Americas) Inc.                                            fixed income securities of issuers located within and
                                                           outside the U.S.

-----------------------------------------------------------------------------------------------------------------------
Global Fund                                1.00%           Seeks long-term capital appreciation by normally investing
Templeton Global Advisors Limited                          at least 80% of its net assets (plus any borrowings for
                                                           investment purposes) in equity securities of companies
                                                           located anywhere in the world, including emerging markets.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 43

-----------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                       0.77%           Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                           capitalized U.S. companies to gain broad exposure to the
                                                           U.S. equity market.

-----------------------------------------------------------------------------------------------------------------------
Growth Fund                                0.90%           Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the Russell 1000 Growth Index. The Fund
                                                           typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in
                                                           companies with size and growth characteristics similar to
                                                           those of companies with stocks in the Index.*

-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                  0.90%           Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the Russell 2500 Growth Index. The Fund
                                                           typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies ("small- and mid-cap companies"). The Fund
                                                           normally invests at least 80% of its assets in investments in small- and mid-cap companies.*

-----------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                    1.06%           Seeks to achieve a combination of long-term capital
Deutsche Investment Management                             appreciation and current income by investing at least 80%
Americas Inc.                                              of net assets in equity securities of real estate
                                                           investment trusts ("REIT") and real estate companies
                                                           including foreign REITs and real estate companies.

-----------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                       1.15%           Seeks long-term capital appreciation by normally investing
T. Rowe Price Associates, Inc.                             at least 80% of its net assets (plus any borrowings for
                                                           investment purposes) in common stocks of companies engaged in the research, development, production, or distribution
                                                           of products or services related to health care, medicine,
                                                           or the life sciences (collectively, "health sciences").

-----------------------------------------------------------------------------------------------------------------------
International Equity Index Fund            0.58%           Under normal market conditions, the Fund invests at least
SSgA Funds Management, Inc.                                80% of its assets in securities listed in the Morgan
                                                           Stanley Capital International All Country World Excluding
                                                           U.S. Index (the "MSCI ACW ex-US Index"). As of August 31,
                                                           2006, the market capitalizations of companies included in
                                                           the MSCI ACW ex-US Index ranged from $26.3 million to
                                                           $277.0 billion.

-----------------------------------------------------------------------------------------------------------------------
International Growth Fund                  1.10%           Seeks long term capital appreciation by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                     outperform its benchmark, the S&P Citigroup Primary Market
                                                           Index ("PMI") Europe, Pacific, Asia Composite ("EPAC")
                                                           Growth Style Index. The Fund typically invests in a
                                                           diversified portfolio of equity investments from developed markets throughout the world.

-----------------------------------------------------------------------------------------------------------------------
International Opportunities Fund           1.00%           Seeks long-term growth of capital by normally investing at
Marsico Capital Management, LLC                            least 65% of its assets in common stocks of foreign
                                                           companies selected for their long-term growth potential.
                                                           The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three
                                                           different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

-----------------------------------------------------------------------------------------------------------------------
International Small Cap Fund               1.13%           Seeks long-term capital appreciation by investing primarily
Templeton Investment Counsel, LLC                          in the common stock of smaller companies outside the U.S.
                                                           and normally invests at least 80% of its net assets (plus
                                                           any borrowing for investment purposes) in securities issued by foreign companies which have total stock market
                                                           capitalizations or annual revenues of $4 billion or less
                                                           ("small-company securities").

-----------------------------------------------------------------------------------------------------------------------
International Small Company Fund           1.14%           Seeks long-term capital appreciation by primarily investing
Dimensional Fund Advisors Inc.                             its assets in equity securities of non-U.S. small companies of developed and emerging markets under normal market
                                                           conditions.

-----------------------------------------------------------------------------------------------------------------------
International Value Fund                   0.96%           Seeks long-term growth of capital by normally investing
Templeton Investment Counsel, Inc.                         primarily in equity securities of companies located outside the U.S., including emerging markets.

44 INFORMATION ABOUT THE UNDERLYING FUNDS

-----------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                       0.88%           Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                           size and growth characteristics similar to those of
                                                           companies with stocks in the Index.

-----------------------------------------------------------------------------------------------------------------------
Large Cap Fund                             0.82%           Seeks to maximize total return, consisting of capital
UBS Global Asset Management                                appreciation and current income, by normally investing at
(Americas) Inc.                                            least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S.
                                                           large-capitalization companies.

-----------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                       0.88%           Seeks long-term growth of capital by normally investing,
BlackRock Investment Management, LLC                       primarily in a diversified portfolio of equity securities
                                                           of large-cap companies located in the U.S.

-----------------------------------------------------------------------------------------------------------------------
Managed Fund                               0.79%           Seeks income and long-term capital appreciation by
Grantham, Mayo, Van Otterloo & Co. LLC                     investing primarily in a diversified mix of common stocks
and Declaration Management &                               of large- and mid-sized U.S. companies; and bonds with an
Research LLC                                               overall intermediate term average maturity. The Fund
                                                           employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and
                                                           independently manages its portion of the Fund's portfolio.

-----------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                         0.56%           Seeks to approximate the aggregate total return of a
MFC Global Investment Management                           mid-cap U.S. domestic equity market index by attempting to
(U.S.A.) Limited                                           track the performance of the S&P Mid Cap 400 Index.*

-----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                         0.91%           Seeks long-term growth of capital by normally investing at
Wellington Management Company, LLP                         least 80% of its net assets (plus any borrowings for
                                                           investment purposes) in equity securities of medium-sized
                                                           companies with significant capital appreciation potential.
                                                           The Fund tends to invest in companies having market
                                                           capitalizations similar to those of companies included in
                                                           the Russell Midcap Index.


-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                  0.97%           Seeks to provide long-term growth of capital by investing
RiverSource Investments, LLC                               at least 80% of its net assets in equity securities of
                                                           medium-sized companies.

-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                         0.92%           Seeks capital appreciation by normally investing at least
Lord, Abbett & Co. LLC                                     80% of its net assets (plus any borrowings for investment
                                                           purposes) in mid-sized companies, with market
                                                           capitalizations at the time of purchase within the market
                                                           capitalization range of companies in the Russell Midcap
                                                           Index.*

-----------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                     1.07%           Seeks long-term total return by normally investing
Wellington Management Company, LLP                         primarily in equity and equity-related securities of natural resource-related companies worldwide.

-----------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                           1.00%           Seeks long-term growth of capital by investing in a
MFC Global Investment Management                           diversified portfolio comprised primarily of common stocks
(U.S.A.) Limited                                           and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

-----------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund                  1.39%           Seeks long-term growth of capital by normally investing
MFC Global Investment Management                           primarily in equity securities of U.S companies. The Fund
(U.S.A.) Limited                                           will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

-----------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                  0.80%           Seeks long-term growth of capital by normally investing at
MFC Global Investment Management                           least 80% of its total assets (plus any borrowings for
(U.S.A.) Limited                                           investment purposes) in U.S. mid-cap stocks, convertible
                                                           preferred stocks, convertible bonds and warrants.

-----------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                    0.74%           Seeks long-term capital appreciation by investing primarily
MFC Global Investment Management                           in large-cap U.S. securities with the potential for
(U.S.A.) Limited                                           long-term growth of capital.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 45

-----------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                    0.89%           Seeks to provide long-term growth through a combination of
T. Rowe Price Associates, Inc.                             capital appreciation and current income by investing at
                                                           least 80% of its net assets in the equity securities of
                                                           real estate companies, including REITs, real estate
                                                           operating companies, brokers, developers and other
                                                           companies with at least 50% of revenues, profits or assets related to real estate activities.

-----------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                0.77%           Seeks to achieve a combination of long-term capital
Deutsche Investment Management                             appreciation and current income by normally investing at
Americas Inc.                                              least 80% of its net assets (plus any borrowings for
                                                           investment purposes) in equity securities of real estate
                                                           investment trusts ("REITs") and real estate companies.

-----------------------------------------------------------------------------------------------------------------------
Science & Technology Fund                  1.15%           The Fund invests, under normal market conditions, at least
T. Rowe Price Associates, Inc. and RCM                     80% of its net assets (plus any borrowing for investment
Capital Management LLC                                     purposes) in the common stocks of companies expected to
                                                           benefit from the development, advancement and/or use of
                                                           science and technology. For purposes of satisfying this
                                                           requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

-----------------------------------------------------------------------------------------------------------------------
Small Cap Fund                             0.91%           Seeks maximum capital appreciation consistent with
Independence Investments LLC                               reasonable risk to principal by normally investing at least
                                                           80% of its net assets in equity securities of companies
                                                           whose market capitalizations do not exceed the greater of
                                                           (a) $2 billion, (b) the market capitalization of the
                                                           companies in the Russell 2000 Index and (c) the market
                                                           capitalization of the companies in the S&P Small Cap 600
                                                           Index.

-----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                      1.17%           Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                         primarily in smallcap companies believed to offer above
                                                           average potential for growth in revenues and earnings.

-----------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                       0.56%           Seeks to approximate the aggregate total return of a
MFC Global Investment Management                           small-cap U.S. domestic equity market index by attempting
(U.S.A.) Limited                                           to track the performance of the Russell 2000 Index.*

-----------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund               1.05%           Seeks long-term capital appreciation by normally investing
Munder Capital Management                                  at least 80% of its assets in equity securities of
                                                           companies with market capitalizations within the range of
                                                           the companies in the Russell 2000 Index.*

-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                       1.17%           Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                         at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

-----------------------------------------------------------------------------------------------------------------------
Small Company Fund                         1.29%           Seeks long-term capital growth by normally investing
American Century Investment                                primarily in equity securities of smaller-capitalization
Management, Inc.                                           U.S. companies. The subadviser uses quantitative,
                                                           computerdriven models to construct the Fund's portfolio of stocks.

-----------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                  1.16%           Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                               least 80% of its assets in securities of
                                                           small-capitalization companies. The subadviser seeks to
                                                           identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

-----------------------------------------------------------------------------------------------------------------------
Small Company Value Fund                   1.07%           Seeks long-term growth of capital by investing primarily in
T. Rowe Price Associates, Inc.                             small companies whose common stocks are believed to be
                                                           undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment
                                                           purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any
                                                           security in the Russell 2000 Index at the time of
                                                           purchase.*

-----------------------------------------------------------------------------------------------------------------------
Special Value Fund                         1.04%           Seeks long-term capital growth by normally investing at
ClearBridge Advisors, LLC                                  least 80% of its net assets in common stocks and other
                                                           equity securities of companies whose market capitalizations at the time of investment do not exceed (a) $3 billion or
                                                           (b) the highest month-end market capitalization value of
                                                           any stock in the Russell 2000 Index for the previous 12
                                                           months, whichever is greater.

46 INFORMATION ABOUT THE UNDERLYING FUNDS

-----------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund              0.59%           Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                           U.S. domestic equity market index by attempting to track
(U.S.A.) Limited                                           the performance of the Wilshire 5000 Equity Index.*

-----------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund            0.74%           Seeks long-term growth of capital by normally investing
Sustainable Growth Advisers, L.P.                          primarily in common stocks of "U.S. Global Leaders"
                                                           companies determined by the subadviser to have a high
                                                           degree of predictability and above average sustainable
                                                           long-term growth.

-----------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                     0.82%           Seeks long-term capital appreciation. The Fund normally
Grantham, Mayo, Van Otterloo & Co. LLC                     invests in securities in the Wilshire 5000 Index, an
                                                           independently maintained index which measures the
                                                           performance of all equity securities (with readily
                                                           available price data) of issuers with headquarters in the
                                                           U.S. The Fund normally invests at least 80% of its assets
                                                           in investments tied economically to the U.S.*

-----------------------------------------------------------------------------------------------------------------------
Utilities Fund                             0.95%           Seeks capital growth and current income (income above that
Massachusetts Financial Services Company                   available from a portfolio invested entirely in equity
                                                           securities) by normally investing at least 80% of its net
                                                           assets (plus any borrowings for investment purposes) in
                                                           equity and debt securities of domestic and foreign
                                                           companies in the utilities industry.

-----------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund                 0.92%           Seeks long-term capital appreciation by investing primarily
UST Advisers, Inc.                                         (at least 65% of its assets) in common stocks of U.S. and
                                                           foreign companies whose share price in the opinion of the
                                                           subadviser, do not reflect the economic value of the
                                                           company's assets, but where the subadviser believes
                                                           restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing
                                                           investments for the Fund, the subadviser looks for
                                                           companies where restructuring activities, such as
                                                           consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies
                                                           of any size for the Fund, and the Fund invests in a
                                                           diversified group of companies across a number of different industries.

-----------------------------------------------------------------------------------------------------------------------
Value Fund                                 0.98%           Seeks to realize an above-average total return over a
Morgan Stanley Investment Management                       market cycle of three to five years, consistent with
Inc. d/b/a Van Kampen                                      reasonable risk, by investing primarily in equity
                                                           securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap
                                                           Value Index.*

-----------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                   0.90%           Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in companies whose stocks are
                                                           included in the Russell 2500 Index, or in companies with
                                                           total market capitalizations similar such companies
                                                           ("small-cap companies"). The Fund normally invests at least
                                                           80% of its assets in securities of small-cap companies.*

-----------------------------------------------------------------------------------------------------------------------
Vista Fund                                 1.02%           Seeks long-term capital growth by normally investing in
American Century Investment                                common stocks of U.S. and foreign companies that are
Management, Inc.                                           medium-sized and smaller at the time of purchase. The Fund also may invest in domestic and foreign preferred stocks,
                                                           convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds
                                                           and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will
                                                           increase in value over time, using a proprietary investment strategy.

-----------------------------------------------------------------------------------------------------------------------
Equity Funds -- John Hancock Funds III
-----------------------------------------------------------------------------------------------------------------------

                                           Estimated
Fund and subadviser(s)                     expense ratio   Goal and principal strategy
-----------------------------------------------------------------------------------------------------------------------
Active Value Fund                          0.90%           Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                           size and value characteristics similar to those of
                                                           companies with stocks in the Index.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 47

-----------------------------------------------------------------------------------------------------------------------
Global Fund                                1.17%           Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co. LLC                     its benchmark, the S&P/Citigroup Primary Market Index
                                                           ("PMI") World Growth Index. The Fund typically invests in a diversified portfolio of equity investments from the
                                                           world's developed markets.

Growth Fund                                1.28%           Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the Russell 1000 Growth Index. The Fund
                                                           typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in
                                                           companies with size and growth characteristics similar to
                                                           those of companies with stocks in the Index.

Growth Opportunities Fund                  1.56%           Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the Russell 2500 Growth Index. The Fund
                                                           typically makes equity investments in companies whose
                                                           stocks are included in the Russell 2500 Index, or in
                                                           companies with total market capitalizations similar such
                                                           companies ("small-cap companies"). The Fund normally
                                                           invests at least 80% of its assets in investments in
                                                           small-cap companies.

International Core Fund                    1.35%           Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co. LLC                     its benchmark, the MSCI EAFE Index. The Fund normally
                                                           invests 80% of its assets in equity securities and
                                                           typically invests in a diversified mix of equity
                                                           investments from developed markets outside the U.S.

International Growth Fund                  1.68%           Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co. LLC                     its benchmark, the S&P/Citigroup Primary Market Index
                                                           ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth
                                                           Style Index.* The Fund typically invests in a diversified
                                                           mix of equity investments from developed markets outside
                                                           the U.S.

Intrinsic Value Fund                       1.34%           Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                           size and growth characteristics similar to those of
                                                           companies with stocks in the Index.

U.S. Core Fund                             1.34%           Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                           capitalized U.S. companies to gain broad exposure to the
                                                           U.S. equity market.

U.S. Quality Equity Fund                   0.85%           Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                           capitalized U.S. companies to gain broad exposure to the
                                                           U.S. equity market. The Fund typically holds between 40 and
                                                           80 stocks.

Value Opportunities Fund                   1.38%           Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                     benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in companies whose stocks are
                                                           included in the Russell 2500 Index, or in companies with
                                                           total market capitalizations similar such companies
                                                           ("small-cap companies"). The Fund normally invests at least
                                                           80% of its assets in securities of small-cap companies.*

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 1000 Value(R)," "Russell 1000 Growth(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 2500(R)," "Russell 2500
     Value(R)," "Russell 2500 Growth(R)," "Russell 3000(R)," "Russell Midcap(R)" and "Russell Midcap Value(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

48 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
Portfolio details
--------------------------------------------------------------------------------

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Business structure

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the respective investment goal of each of the Portfolios without shareholder approval.

Management fees

JHF II pays the Adviser a management fee for each Portfolio. The management fee has two components: (a) a fee on assets invested in affiliated Funds ("Affiliated Fund Assets") and (b) a fee on assets not invested in affiliated funds ("Other Assets"). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of each Portfolio.

--------------------------------------------------------------------------------
Fee Table for Affiliated Fund Assets
--------------------------------------------------------------------------------

                                                             Excess over
                                First $7.5 billion           $7.5 billion
Aggregate Net Assets of
Lifecycle Portfolios            0.060%                       0.050%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Other Assets of each Portfolio.

--------------------------------------------------------------------------------
Fee Table for Other Assets
--------------------------------------------------------------------------------

                                                             Excess over
                                First $7.5 billion           $7.5 billion
Aggregate Net Assets of
Lifecycle Portfolios            0.510%                       0.500%


                                                                          ------------
                                                                          Shareholders  ------------+
                                                                          -----+------              |
                         +--                                                   |                    |
                         |                                                     |                    |
                         |                                    -----------------+---------------     |
                         |                                       Financial services firms and       |
                         |                                          their representatives           |
                         |                                                                          |
                         |                                      Advise current and prospective    --+
                         |                           +-----    shareholders on their Portfolio      |
                         |                           |         investments, often in the context    |
                         |                           |          of an overall financial plan.       |
                         |    Distribution and       |        ---------------------------------     |
                         |  shareholder services     |                                              |
                         |                           |                        ----------------------+-------
                         |               ------------+---------------                 Transfer agent
                         |                   Principal distributor
                         |                                                         John Hancock Signature
                         |                 John Hancock Funds, LLC                     Services, Inc.
                         |
                         |                Markets the Portfolios and            Handles shareholder services,
                         |                distributes shares through              including recordkeeping
                         |                selling brokers, financial            and statements, distribution
                         |               planners and other financial          of dividends and processing of
                         |                     representatives.                    buy and sell requests.
                         +--             ---------------+------------          ---------+--------------------
                                                        |                               |
                                                        +---------------+---------------+
                                                                        |
--------------------------------------        ------------------------  |  -----------------------             ---+
              Subadviser                         Investment adviser     |         Custodian                       |
                                                                        |                                         |
   MFC Global Investment Management           John Hancock Investment   |    State Street Bank &                  |
           (U.S.A.) Limited                   Management Services, LLC  |       Trust Company                     |
         200 Bloor Street East          ---     601 Congress Street     |   2 Avenue de Lafayette                 |
   Toronto, Ontario, Canada M4W 1ES            Boston, MA 02210-2805    |      Boston, MA 02111                   |
                                                                        |                                         |
     Provides portfolio management            Manages the Portfolios'   |   Holds the Portfolios'        Asset    |
          to the Portfolios.                        business and        |     assets, settles all      management |
-----------------+--------------------         investment activities.   |    portfolio trades and                 |
                 |                                                      |    collects most of the                 |
                 |                                                      |  valuation data required                |
-----------------+--------------------                                  |    for calculating each                 |
         Subadviser consultant                                          |      Portfolio's NAV.                   |
                                              ----------+-------------  |  -------------+---------             ---+
          Deutsche Investment                           |               |               |
       Management Americas Inc.                         +---------------+---------------+
            345 Park Avenue                                             |
       New York, New York 10154                                         |
                                                      ------------------+----------------
 Provides asset allocation consulting                               Trustees
      services to the subadviser.
-----------------+--------------------                Oversee the Portfolios' activities.
                 |                                    -----------------------------------
                 |
-----------------+--------------------
            Sub-subadviser

   MFC Global Investment Management
              (U.S.) LLC
         101 Huntington Avenue
         Boston, MA 02199-7603

     Provides portfolio management
to the Lifecycle Retirement Portfolio.
--------------------------------------

                                                            PORTFOLIO DETAILS 49

--------------------------------------------------------------------------------
Business structure

Subadviser

MFC Global (U.S.A.) is the subadviser to each of the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

MFC Global (U.S.), an affiliate of MFC Global (U.S.A.), has a subsubadvisory agreement with MFC Global (U.S.A.). MFC Global (U.S.) assists in providing portfolio management to MFC Global (U.S.A.) in the management of the Lifecycle Retirement Portfolio.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, DeAM and MFC Global (U.S.) are compensated by the subadviser, and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees' approval, is permitted to appoint a new subadviser for a Fund or Portfolio, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change Portfolio and Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio managers

Steve Orlich (since inception) is the portfolio manager for the Portfolios, and Mark Schmeer (since inception) and Barry Evans (since inception) are the co-portfolio managers for the Lifecycle Retirement Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Schmeer joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and anaging Director, North American Equities for MFC Global (U.S.A.) as well as Chief Investment Officer of MFC Global (U.S.) Mr. Evans joined John Hancock Advisers, an affiliate of MFC Global (U.S.) in 1986 and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm.

Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the Portfolios and their ownership of Portfolio shares, if any.

Advisory and subadvisory contracts

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory contracts of JHF II is available in JHF II's annual report to shareholders for the period ended August 31, 2006.

Financial highlights

Financial highlights are not yet available for the Portfolios which are newly organized.

50 PORTFOLIO DETAILS

For more information

Two documents are available that offer further information on the Portfolios:

Annual/Semi-Annual Report to Shareholders Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Portfolios, including a summary of the policy of JHF II regarding disclosure of the Portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semi-annual report or the SAI of JHF II, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713
On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

(C)2006 JOHN HANCOCK FUNDS, LLC LC0PN 12/06


[LOGO]
JOHN HANCOCK(R)
the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com


----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
----------------------------------

                                                                   John Hancock
                                                            Lifecycle Portfolios
--------------------------------------------------------------------------------
            CLASS R, CLASS R1, CLASS R2, CLASS R3, CLASS R4 AND CLASS R5 SHARES
                                                       Lifecycle 2010 Portfolio
                                                       Lifecycle 2015 Portfolio
                                                       Lifecycle 2020 Portfolio
                                                       Lifecycle 2025 Portfolio
                                                       Lifecycle 2030 Portfolio
                                                       Lifecycle 2035 Portfolio
                                                       Lifecycle 2040 Portfolio
                                                       Lifecycle 2045 Portfolio
                                                 Lifecycle Retirement Portfolio



--------------------------------------------------------------------------------


Prospectus
12.31.2006





As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

     THE LIFECYCLE PORTFOLIOS
     ---------------------------------------------------------------------------
     Lifecycle 2010 Portfolio                                                  6
     Lifecycle 2015 Portfolio                                                  8
     Lifecycle 2020 Portfolio                                                 10
     Lifecycle 2025 Portfolio                                                 12
     Lifecycle 2030 Portfolio                                                 14
     Lifecycle 2035 Portfolio                                                 16
     Lifecycle 2040 Portfolio                                                 18
     Lifecycle 2045 Portfolio                                                 20
     Lifecycle Retirement Portfolio                                           22

     YOUR ACCOUNT
     ---------------------------------------------------------------------------
     Who can buy Class R, R1, R2, R3, R4 and R5 shares                        25
     Class R, R1, R2, R3, R4 and R5 shares cost structure                     25
     Opening an account                                                       26
     Information for plan participants                                        26
     Transaction policies                                                     26
     Dividends and account policies                                           28

     RISKS OF INVESTING IN THE PORTFOLIOS                                     29
     ---------------------------------------------------------------------------

     INFORMATION ABOUT THE UNDERLYING FUNDS
     ---------------------------------------------------------------------------
     Risks of investing in Underlying Funds                                   30
     Description of Funds                                                     34

     PORTFOLIO DETAILS
     ---------------------------------------------------------------------------
     Business structure                                                       42

     FOR MORE INFORMATION                                             BACK COVER
     ---------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS II LIFECYCLE PORTFOLIOS
This prospectus provides information about the nine Lifecycle Portfolios (each referred to as a "Portfolio"), which are funds of John Hancock Funds II ("JHF II"). Each of the Portfolios is a "fund of funds" which currently invests in a number of other funds of JHF II and John Hancock Funds III ("JHF III"), and may also invest invest in other affiliated funds (each referred to as a "Fund") of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds"). Each Portfolio (except the Retirement Portfolio) seeks to provide an asset allocation strategy designed for investors planning to retire in a specific year by means of selected investment allocations among the Underlying Funds. The Retirement Portfolio seeks to provide an asset allocation strategy designed to provide a level of return able to sustain systematic withdrawals for investors who have already retired.

This prospectus relates to the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds such as the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and each of the Portfolios as well as to JHF III. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Portfolios. The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

PORTFOLIO INFORMATION KEY
--------------------------------------------------------------------------------
Concise descriptions of each of the Portfolios are set forth below. Each description provides the following information:

[Clip Art]     Goal and  strategy

               The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art]     Past performance

               The Portfolio's total return, measured year-by-year and over time.

[Clip Art]     Principal risks

               The major risk factors associated with the Portfolio.

[Clip Art]     Your expenses

               The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

The Lifecycle Portfolios
--------------------------------------------------------------------------------

There are nine Portfolios: Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio and Lifecycle Retirement Portfolio.

Each Portfolio is a "fund of funds" which invests in a number of Underlying Funds. The subadviser to each Portfolio allocates the assets of the Portfolio among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time (except in the case of the Retirement Portfolio). Each Portfolio's name refers to the approximate retirement year of the investors for whom the Portfolio's asset allocation strategy is designed (except in the case of the Retirement Portfolio). For example, as of October 1, 2006, the Lifecycle 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a relatively aggressive target asset allocation of 100% of its assets in Underlying Funds that invest primarily in equity securities. By contrast, the Lifecycle 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a more conservative target asset allocation of approximately 58% of its assets invested in equity Underlying Funds and approximately 42% of its assets invested in fixed income Underlying Funds, as of October 1, 2006.

TARGET ALLOCATION CHART
--------------------------------------------------------------------------------

                                                             Target allocation among Underlying Funds
                                                             as of October 1, 2006
                          Retirement year                    -----------------------------------
Lifecycle portfolio       (assumes retirement age of 65)     Equity funds     Fixed income funds
2010                      2008 - 2012                        58%              42%
2015                      2013 - 2017                        70%              30%
2020                      2018 - 2022                        81%              19%
2025                      2023 - 2027                        89%              11%
2030                      2028 - 2032                        95%              5%
2035                      2033 - 2037                        98%              2%
2040                      2038 - 2042                        100%             0%
2045                      2043 - 2047                        100%             0%
Retirement                Post Retirement                    50%              50%

The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the Portfolio. Such adjustments may be made to increase or decrease the Portfolio's holdings of particular asset classes or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Over time, the asset allocation strategy will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Retirement Portfolio.) As the glide path shows, each Portfolio's asset mix becomes more conservative as time elapses. This reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for you after retirement.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class based on the subadviser's market outlook.

Each Portfolio (except in the case of the Retirement Portfolio) has a target allocation for the broad asset classes of equities and fixed income. These target allocations are not expected to vary from the prescribed glide path formula (the neutral allocations) by more than plus or minus ten percentage points (except in the case of the Retirement Portfolio). Although the subadviser will not generally vary beyond the ten percentage point target allocation range, the subadviser may at times determine in light of market or economic conditions that this range should be exceeded to protect the Portfolio or to help it achieve its objective. For the Retirement Portfolio, the neutral allocations are 50% fixed income and 50% equity, however the target allocations are expected to change based on the Portfolio's asset allocation strategy. There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money.

GLIDE PATH CHART
--------------------------------------------------------------------------------

[MOUNTAIN GRAPH OMITTED]

COMBINATION WITH RETIREMENT PORTFOLIO
JHF II's Board of Trustees may, in its discretion, determine to combine the Portfolios with the Retirement Portfolio at any time on or after December 31st of the designated retirement year of a Portfolio (other than the Retirement Portfolio) or when the target allocation of a Portfolio (other than the Retirement Portfolio) matches the target allocation of the Retirement Portfolio. In such event, the Portfolio's shareholders will become shareholders of the Retirement Portfolio. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination. After December 31st of the designated retirement year of each Portfolio, that Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

SUBADVISER
MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Portfolios and formulates a continuous investment program for each Portfolio consistent with its investment goal and strategies.

Deutsche Investment Management Americas Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

MFC Global Investment Management (U.S.) LLC ("MFC Global (U.S.)") provides sub-subadvisory services to MFC Global (U.S.A.) in its management of the Lifecycle Retirement Portfolio.

Lifecycle 2010 Portfolio

[Clip Art] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Clip Art] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.


6 PORTFOLIOS

[Clip Art] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

|_|  Commodity risk
|_|  Derivative risk
|_|  Fund of funds risk
|_|  Investment company securities risk
|_|  Non-diversification risk
|_|  Short sales risk
|_|  2010 Target allocation risk
|_|  Equity securities risk
|_|  Fixed-income securities risk
     |_|  Credit and counterparty risk
     |_| Lower rated fixed income securities and high yield securities risk |_| Interest rate risk
|_|  Foreign securities risk
|_|  Hedging and other strategic transactions risk
|_|  Management risk


SUBADVISER

MFC Global (U.S.A.)

FUND CODES

--------------------------------------------------------------------------------------------
                         Class R    Class R1    Class R2    Class R3    Class R4    Class R5
--------------------------------------------------------------------------------------------
Ticker                   JLARX      JLADX       JLAEX       JLAFX       JLAGX       JLAHX
CUSIP                    41015E     41015E      41015E      41015E      41015E      41015E
                         59 3       58 5        57 7        56 9        55 1        54 4
Newspaper                --         --          --          --          --          --
JH fund number           --         --          --          --          --          --

--------------------------------------------------------------------------------
[Clip Art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)             Class R     Class R1    Class R2    Class R3    Class R4     Class R5
--------------------------------------------------------------------------------------------------------------
Management fee(2)                        0.06%       0.06%       0.06%       0.06%       0.06%       0.06%
Distribution and service (12b-1) fees    0.75%       0.50%       0.25%       0.50%       0.25%       0.00%
Other expenses(3)                        0.95%       0.95%       0.95%       0.85%       0.80%       0.75%
Total Portfolio operating expenses       1.76%       1.51%       1.26%       1.41%       1.11%       0.81%
Contractual expense reimbursement
(at least until 12-31-07)(4)             0.56%       0.56%       0.56%       0.56%       0.56%       0.56%
Net Portfolio operating expenses         1.20%       0.95%       0.70%       0.85%       0.55%       0.25%
Estimated Underlying Fund expenses(5)    0.73%       0.73%       0.73%       0.73%       0.73%       0.73%
Net Portfolio operating expenses and     1.93%       1.68%       1.43%       1.58%       1.28%       0.98%
estimated Underlying Fund expenses

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------
Expenses      Year 1     Year 3
--------------------------------
Class R     $   196    $   722
Class R1    $   171    $   647
Class R2    $   146    $   570
Class R3    $   161    $   616
Class R4    $   130    $   524
Class R5    $   100    $   432

(1)  Based on estimated expenses for the current fiscal year.

(2) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

(3) Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.

(4) The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class R, 0.95%% for Class R1, 0.70% for Class R2, 0.85% for Class R3, 0.55%% for Class R4, and 0.25% for Class R5. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

(5) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                   PORTFOLIOS  7

Lifecycle 2015 Portfolio

[Clip Art] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Clip Art] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

8 PORTFOLIOS

[Clip Art] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

|_|  Commodity risk
|_|  Derivative risk
|_|  Fund of funds risk
|_|  Investment company securities risk
|_|  Non-diversification risk
|_|  Short sales risk
|_|  2015 Target allocation risk
|_|  Equity securities risk
|_|  Fixed-income securities risk
     |_|  Credit and counterparty risk
     |_| Lower rated fixed income securities and high yield securities risk |_| Interest rate risk
|_|  Foreign securities risk
|_|  Hedging and other strategic transactions risk
|_|  Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

--------------------------------------------------------------------------------------------
                         Class R    Class R1    Class R2    Class R3    Class R4    Class R5
--------------------------------------------------------------------------------------------
Ticker                   JLBRX      JLBDX       JLBEX       JLBFX       JLBGX       JLBHX
CUSIP                    41015E     41015E      41015E      41015E      41015E      41015E
                         47 8       46 0        45 2        44 5        43 7        42 9
Newspaper                --         --          --          --          --          --
JH fund number           --         --          --          --          --          --

--------------------------------------------------------------------------------
[Clip Art]  Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)             Class R     Class R1    Class R2    Class R3    Class R4     Class R5
--------------------------------------------------------------------------------------------------------------
Management fee(2)                        0.06%       0.06%       0.06%       0.06%       0.06%       0.06%
Distribution and service (12b-1) fees    0.75%       0.50%       0.25%       0.50%       0.25%       0.00%
Other expenses(3)                        0.73%       0.73%       0.73%       0.63%       0.58%       0.53%
Total Portfolio operating expenses       1.54%       1.29%       1.04%       1.19%       0.89%       0.59%
Contractual expense reimbursement        0.35%       0.35%       0.35%       0.35%       0.35%       0.35%
(at least until 12-31-07)(4)
Net Portfolio operating expenses         1.19%       0.94%       0.69%       0.84%       0.54%       0.24%
Estimated Underlying Fund expenses(5)    0.74%       0.74%       0.74%       0.74%       0.74%       0.74%
Net Portfolio operating expenses and     1.93%       1.68%       1.43%       1.58%       1.28%       0.98%
estimated Underlying Fund expenses

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------
Expenses      Year 1     Year 3
--------------------------------
Class R     $   196    $   679
Class R1    $   171    $   603
Class R2    $   146    $   526
Class R3    $   161    $   572
Class R4    $   130    $   480
Class R5    $   100    $   387

(1)  Based on estimated expenses for the current fiscal year.

(2) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

(3) Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.

(4) The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class R, 0.95%% for Class R1, 0.70% for Class R2, 0.85% for Class R3, 0.55%% for Class R4, and 0.25% for Class R5. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

(5) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                   PORTFOLIOS  9

Lifecycle 2020 Portfolio

[Clip Art] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Clip Art] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

10 PORTFOLIOS

[Clip Art] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

|_|  Commodity risk
|_|  Derivative risk
|_|  Fund of funds risk
|_|  Investment company securities risk
|_|  Non-diversification risk
|_|  Short sales risk
|_|  2020 Target allocation risk
|_|  Equity securities risk
|_|  Fixed-income securities risk
     |_|  Credit and counterparty risk
     |_| Lower rated fixed income securities and high yield securities risk |_| Interest rate risk
|_|  Foreign securities risk
|_|  Hedging and other strategic transactions risk
|_|  Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

--------------------------------------------------------------------------------------------
                         Class R    Class R1    Class R2    Class R3    Class R4    Class R5
--------------------------------------------------------------------------------------------
Ticker                   JLDRX      JLDDX       JLDEX       JLDFX       JLDGX       JLDHX
CUSIP                    41015E     41015E      41015E      41015E      41015E      41015E
                         35 3       34 6        33 8        32 0        31 2        29 6
Newspaper                --         --          --          --          --          --
JH fund number           --         --          --          --          --          --

--------------------------------------------------------------------------------
[Clip Art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)             Class R     Class R1    Class R2    Class R3    Class R4     Class R5
--------------------------------------------------------------------------------------------------------------
Management fee(2)                        0.06%       0.06%       0.06%       0.06%       0.06%       0.06%
Distribution and service (12b-1) fees    0.75%       0.50%       0.25%       0.50%       0.25%       0.00%
Other expenses(3)                        0.68%       0.68%       0.68%       0.58%       0.53%       0.48%
Total Portfolio operating expenses       1.49%       1.24%       0.99%       1.14%       0.84%       0.54%
Contractual expense reimbursement        0.31%       0.31%       0.31%       0.31%       0.31%       0.31%
(at least until 12-31-07)(4)
Net Portfolio operating expenses         1.18%       0.93%       0.68%       0.83%       0.53%       0.23%
Estimated Underlying Fund expenses(5)    0.74%       0.74%       0.74%       0.74%       0.74%       0.74%
Net Portfolio operating expenses and     1.92%       1.67%       1.42%       1.57%       1.27%       0.97%
estimated Underlying Fund expenses

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------
Expenses      Year 1     Year 3
--------------------------------
Class R     $   195    $   668
Class R1    $   170    $   591
Class R2    $   145    $   515
Class R3    $   160    $   561
Class R4    $   129    $   468
Class R5    $    99    $   375

(1)  Based on estimated expenses for the current fiscal year.

(2) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Fund Details -- Management Fees" for further information.

(3) Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.

(4) The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class R, 0.95%% for Class R1, 0.70% for Class R2, 0.85% for Class R3, 0.55%% for Class R4, and 0.25% for Class R5. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

(5) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the JHF II and JHF III Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  11

Lifecycle 2025 Portfolio

[Clip Art] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Clip Art] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

12 PORTFOLIOS

[Clip Art] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

|_|  Commodity risk
|_|  Derivative risk
|_|  Fund of funds risk
|_|  Investment company securities risk
|_|  Non-diversification risk
|_|  Short sales risk
|_|  2025 Target allocation risk
|_|  Equity securities risk
|_|  Fixed-income securities risk
     |_|  Credit and counterparty risk
     |_| Lower rated fixed income securities and high yield securities risk |_| Interest rate risk
|_|  Foreign securities risk
|_|  Hedging and other strategic transactions risk
|_|  Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

--------------------------------------------------------------------------------------------
                         Class R    Class R1    Class R2    Class R3    Class R4    Class R5
--------------------------------------------------------------------------------------------
Ticker                   JLERX      JLEDX       JLEEX       JLEFX       JLEGX       JLEHX
CUSIP                    41015E     41015E      41015E      41015E      41015E      41015E
                         23 9       22 1        21 3        19 7        18 9        17 1
Newspaper                --         --          --          --          --          --
JH fund number           --         --          --          --          --          --

--------------------------------------------------------------------------------
[Clip Art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)             Class R     Class R1    Class R2    Class R3    Class R4     Class R5
--------------------------------------------------------------------------------------------------------------
Management fee(2)                        0.06%       0.06%       0.06%       0.06%       0.06%       0.06%
Distribution and service (12b-1) fees    0.75%       0.50%       0.25%       0.50%       0.25%       0.00%
Other expenses(3)                        0.75%       0.75%       0.75%       0.65%       0.60%       0.55%
Total Portfolio operating expenses       1.56%       1.31%       1.06%       1.21%       0.91%       0.61%
Contractual expense reimbursement        0.37%       0.37%       0.37%       0.37%       0.37%       0.37%
(at least until 12-31-07)(4)
Net Portfolio operating expenses         1.19%       0.94%       0.69%       0.84%       0.54%       0.24%
Estimated Underlying Fund expenses(5)    0.75%       0.75%       0.75%       0.75%       0.75%       0.75%
Net Portfolio operating expenses and     1.94%       1.69%       1.44%       1.59%       1.29%       0.99%
estimated Underlying Fund expenses

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------
Expenses      Year 1     Year 3
--------------------------------
Class R     $   197    $   686
Class R1    $   172    $   610
Class R2    $   147    $   534
Class R3    $   162    $   579
Class R4    $   131    $   487
Class R5    $   101    $   394

(1)  Based on estimated expenses for the current fiscal year.

(2) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

(3) Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.

(4) The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class R, 0.95%% for Class R1, 0.70% for Class R2, 0.85% for Class R3, 0.55%% for Class R4, and 0.25% for Class R5. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

(5) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  13

Lifecycle 2030 Portfolio

[Clip Art] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Clip Art] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

14 PORTFOLIOS

[Clip Art] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

|_|  Commodity risk
|_|  Derivative risk
|_|  Fund of funds risk
|_|  Investment company securities risk
|_|  Non-diversification risk
|_|  Short sales risk
|_|  2030 Target allocation risk
|_|  Equity securities risk
|_|  Fixed-income securities risk
     |_|  Credit and counterparty risk
     |_| Lower rated fixed income securities and high yield securities risk |_| Interest rate risk
|_|  Foreign securities risk
|_|  Hedging and other strategic transactions risk
|_|  Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

--------------------------------------------------------------------------------------------
                         Class R    Class R1    Class R2    Class R3    Class R4    Class R5
--------------------------------------------------------------------------------------------
Ticker                   JLFRX      JLFDX       JLFEX       JLFFX       JLFGX       JLFHX
CUSIP                    47803M     47803M      47803M      47803M      47803M      47803M
                         75 4       74 7        73 9        72 1        71 3        69 7
Newspaper                --         --          --          --          --          --
JH fund number           --         --          --          --          --          --

--------------------------------------------------------------------------------
[Clip Art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)             Class R     Class R1    Class R2    Class R3    Class R4     Class R5
--------------------------------------------------------------------------------------------------------------
Management fee(2)                        0.06%       0.06%       0.06%       0.06%       0.06%       0.06%
Distribution and service (12b-1) fees    0.75%       0.50%       0.25%       0.50%       0.25%       0.00%
Other expenses(3)                        0.82%       0.82%       0.82%       0.72%       0.67%       0.62%
Total Portfolio operating expenses       1.63%       1.38%       1.13%       1.28%       0.98%       0.68%
Contractual expense reimbursement        0.43%       0.43%       0.43%       0.43%       0.43%       0.43%
(at least until 12-31-07)(4)
Net Portfolio operating expenses         1.20%       0.95%       0.70%       0.85%       0.55%       0.25%
Estimated Underlying Fund expenses(5)    0.76%       0.76%       0.76%       0.76%       0.76%       0.76%
Net Portfolio operating expenses and     1.96%       1.71%       1.46%       1.61%       1.31%       1.01%
estimated Underlying Fund expenses

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------
Expenses      Year 1     Year 3
--------------------------------
Class R     $   199    $   704
Class R1    $   174    $   629
Class R2    $   149    $   552
Class R3    $   164    $   598
Class R4    $   133    $   506
Class R5    $   103    $   413

(1)  Based on estimated expenses for the current fiscal year.

(2) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

(3) Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.

(4) The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class R, 0.95%% for Class R1, 0.70% for Class R2, 0.85% for Class R3, 0.55%% for Class R4, and 0.25% for Class R5. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

(5) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  15

Lifecycle 2035 Portfolio

[Clip Art] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Clip Art] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

16 PORTFOLIOS

[Clip Art] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

|_|  Commodity risk
|_|  Derivative risk
|_|  Fund of funds risk
|_|  Investment company securities risk
|_|  Non-diversification risk
|_|  Short sales risk
|_|  2035 Target allocation risk
|_|  Equity securities risk
|_|  Fixed-income securities risk
     |_|  Credit and counterparty risk
     |_| Lower rated fixed income securities and high yield securities risk |_| Interest rate risk
|_|  Foreign securities risk
|_|  Hedging and other strategic transactions risk
|_|  Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

--------------------------------------------------------------------------------------------
                         Class R    Class R1    Class R2    Class R3    Class R4    Class R5
--------------------------------------------------------------------------------------------
Ticker                   JLHRX      JLHDX       JLHEX       JLHFX       JLHGX       JLHHX
CUSIP                    47803M     47803M      47803M      47803M      47803M      47803M
                         63 0       62 2        61 4        59 8        58 0        57 2
Newspaper                --         --          --          --          --          --
JH fund number           --         --          --          --          --          --

--------------------------------------------------------------------------------
[Clip Art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)             Class R     Class R1    Class R2    Class R3    Class R4     Class R5
--------------------------------------------------------------------------------------------------------------
Management fee(2)                        0.06%       0.06%       0.06%       0.06%       0.06%       0.06%
Distribution and service (12b-1) fees    0.75%       0.50%       0.25%       0.50%       0.25%       0.00%
Other expenses(3)                        0.98%       0.98%       0.98%       0.88%       0.83%       0.78%
Total Portfolio operating expenses       1.79%       1.54%       1.29%       1.44%       1.14%       0.84%
Contractual expense reimbursement        0.59%       0.59%       0.59%       0.59%       0.59%       0.59%
(at least until 12-31-07)(4)
Net Portfolio operating expenses         1.20%       0.95%       0.70%       0.85%       0.55%       0.25%
Estimated Underlying Fund expenses(5)    0.77%       0.77%       0.77%       0.77%       0.77%       0.77%
Net Portfolio operating expenses and     1.97%       1.72%       1.47%       1.62%       1.32%       1.02%
estimated Underlying Fund expenses

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------
Expenses      Year 1     Year 3
--------------------------------
Class R     $   200    $   740
Class R1    $   175    $   665
Class R2    $   150    $   589
Class R3    $   165    $   635
Class R4    $   134    $   543
Class R5    $   104    $   450

(1)  Based on estimated expenses for the current fiscal year.

(2) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

(3) Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.

(4) The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class R, 0.95%% for Class R1, 0.70% for Class R2, 0.85% for Class R3, 0.55%% for Class R4, and 0.25% for Class R5. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

(5) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  17

Lifecycle 2040 Portfolio

[Clip Art] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Clip Art] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

18 PORTFOLIOS

[Clip Art] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

|_|  Commodity risk
|_|  Derivative risk
|_|  Fund of funds risk
|_|  Investment company securities risk
|_|  Non-diversification risk
|_|  Short sales risk
|_|  2040 Target allocation risk
|_|  Equity securities risk
|_|  Fixed-income securities risk
     |_|  Credit and counterparty risk
     |_| Lower rated fixed income securities and high yield securities risk |_| Interest rate risk
|_|  Foreign securities risk
|_|  Hedging and other strategic transactions risk
|_|  Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

--------------------------------------------------------------------------------------------
                         Class R    Class R1    Class R2    Class R3    Class R4    Class R5
--------------------------------------------------------------------------------------------
Ticker                   JLIRX      JLIDX       JLIEX       JLIFX       JLIGX       JLIHX
CUSIP                    47803M     47803M      47803M      47803M      47803M      47803M
                         51 5       49 9        48 1        47 3        46 5        45 7
Newspaper                --         --          --          --          --          --
JH fund number           --         --          --          --          --          --

--------------------------------------------------------------------------------
[Clip Art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)             Class R     Class R1    Class R2    Class R3    Class R4     Class R5
--------------------------------------------------------------------------------------------------------------
Management fee(2)                        0.06%       0.06%       0.06%       0.06%       0.06%       0.06%
Distribution and service (12b-1) fees    0.75%       0.50%       0.25%       0.50%       0.25%       0.00%
Other expenses(3)                        1.00%       1.00%       1.00%       0.90%       0.85%       0.80%
Total Portfolio operating expenses       1.81%       1.56%       1.31%       1.46%       1.16%       0.86%
Contractual expense reimbursement        0.61%       0.61%       0.61%       0.61%       0.61%       0.61%
(at least until 12-31-07)(4)
Net Portfolio operating expenses         1.20%       0.95%       0.70%       0.85%       0.55%       0.25%
Estimated Underlying Fund expenses(5)    0.78%       0.78%       0.78%       0.78%       0.78%       0.78%
Net Portfolio operating expenses and     1.98%       1.73%       1.48%       1.63%       1.33%       1.03%
estimated Underlying Fund expenses

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------
Expenses      Year 1     Year 3
--------------------------------
Class R     $   201    $   748
Class R1    $   176    $   672
Class R2    $   151    $   596
Class R3    $   166    $   642
Class R4    $   135    $   550
Class R5    $   105    $   458

(1)  Based on estimated expenses for the current fiscal year.

(2) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

(3) Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.

(4) The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class R, 0.95%% for Class R1, 0.70% for Class R2, 0.85% for Class R3, 0.55%% for Class R4, and 0.25% for Class R5. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

(5) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  19

Lifecycle 2045 Portfolio

[Clip Art] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

--------------------------------------------------------------------------------
[Clip Art] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

20 PORTFOLIOS

[Clip Art] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

|_|  Commodity risk
|_|  Derivative risk
|_|  Fund of funds risk
|_|  Investment company securities risk
|_|  Non-diversification risk
|_|  Short sales risk
|_|  2045 Target allocation risk
|_|  Equity securities risk
|_|  Fixed-income securities risk
     |_|  Credit and counterparty risk
     |_| Lower rated fixed income securities and high yield securities risk |_| Interest rate risk
|_|  Foreign securities risk
|_|  Hedging and other strategic transactions risk
|_|  Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

--------------------------------------------------------------------------------------------
                         Class R    Class R1    Class R2    Class R3    Class R4    Class R5
--------------------------------------------------------------------------------------------
Ticker                   JLJRX      JLJDX       JLJEX       JLJFX       JLJGX       JLJHX
CUSIP                    47803M     47803M      47803M      47803M      47803M      47803M
                         38 2       37 4        36 6        35 8        34 1        33 3
Newspaper                --         --          --          --          --          --
JH fund number           --         --          --          --          --          --

--------------------------------------------------------------------------------
[Clip Art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)             Class R     Class R1    Class R2    Class R3    Class R4     Class R5
--------------------------------------------------------------------------------------------------------------
Management fee(2)                        0.06%       0.06%       0.06%       0.06%       0.06%       0.06%
Distribution and service (12b-1) fees    0.75%       0.50%       0.25%       0.50%       0.25%       0.00%
Other expenses(3)                        2.05%       2.05%       2.05%       1.95%       1.90%       1.85%
Total Portfolio operating expenses       2.86%       2.61%       2.36%       2.51%       2.21%       1.91%
Contractual expense reimbursement        1.66%       1.66%       1.66%       1.66%       1.66%       1.66%
(at least until 12-31-07)(4)
Net Portfolio operating expenses         1.20%       0.95%       0.70%       0.85%       0.55%       0.25%
Estimated Underlying Fund expenses(5)    0.78%       0.78%       0.78%       0.78%       0.78%       0.78%
Net Portfolio operating expenses and     1.98%       1.73%       1.48%       1.63%       1.33%       1.03%
estimated Underlying Fund expenses

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------
Expenses      Year 1     Year 3
--------------------------------
Class R     $   201    $   961
Class R1    $   176    $   887
Class R2    $   151    $   813
Class R3    $   166    $   858
Class R4    $   135    $   768
Class R5    $   105    $   677

(1)  Based on estimated expenses for the current fiscal year.

(2) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

(3) Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.

(4) The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class R, 0.95%% for Class R1, 0.70% for Class R2, 0.85% for Class R3, 0.55%% for Class R4, and 0.25% for Class R5. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

(5) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  21

Lifecycle Retirement Portfolio

[Clip Art] Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio may invest in various Funds of the John Hancock funds complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in Underlying Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The adviser and subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.

--------------------------------------------------------------------------------
[Clip Art] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

22 PORTFOLIOS

[Clip Art] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

|_|  Commodity risk
|_|  Derivative risk
|_|  Fund of funds risk
|_|  Investment company securities risk
|_|  Non-diversification risk
|_|  Short sales risk
|_|  Retirement target allocation risk
|_|  Equity securities risk
|_|  Fixed-income securities risk
     |_|  Credit and counterparty risk
     |_| Lower rated fixed income securities and high yield securities risk |_| Interest rate risk
|_|  Foreign securities risk
|_|  Hedging and other strategic transactions risk
|_|  Management risk

SUBADVISER

MFC Global (U.S.A.)

FUND CODES

--------------------------------------------------------------------------------------------
                         Class R    Class R1    Class R2    Class R3    Class R4    Class R5
--------------------------------------------------------------------------------------------
Ticker                   JLRRX      JLRDX       JLREX       JLRFX       JLRGX       JLRHX
CUSIP                    47804A     47804A      47804A      47804A      47804A      47804A
                         60 1       70 0        80 9        88 2        87 4        86 6
Newspaper                --         --          --          --          --          --
JH fund number           --         --          --          --          --          --

--------------------------------------------------------------------------------
[Clip Art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------------------------------------
Annual operating expenses(1)             Class R     Class R1    Class R2    Class R3    Class R4     Class R5
--------------------------------------------------------------------------------------------------------------
Management fee(2)                        0.10%       0.10%       0.10%       0.10%       0.10%       0.10%
Distribution and service (12b-1) fees    0.75%       0.50%       0.25%       0.50%       0.25%       0.00%
Other expenses(3)                        1.82%       1.82%       1.82%       1.72%       1.67%       1.62%
Total Portfolio operating expenses       2.67%       2.42%       2.17%       2.32%       2.02%       1.72%
Contractual expense reimbursement        1.43%       1.43%       1.43%       1.43%       1.43%       1.43%
(at least until 12-31-07)(4)
Net Portfolio operating expenses         1.24%       0.99%       0.74%       0.89%       0.59%       0.29%
Estimated Underlying Fund expenses(5)    0.69%       0.69%       0.69%       0.69%       0.69%       0.69%
Net Portfolio operating expenses and     1.93%       1.68%       1.43%       1.58%       1.28%       0.98%
estimated Underlying Fund expenses

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------
Expenses      Year 1     Year 3
--------------------------------
Class R     $   196    $   900
Class R1    $   171    $   826
Class R2    $   146    $   751
Class R3    $   161    $   796
Class R4    $   130    $   706
Class R5    $   100    $   614

(1)  Based on estimated expenses for the current fiscal year.

(2) The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

(3) Other expenses includes fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee, calculated on average annual net assets (on an annualized basis) will not exceed 0.25% for Class R, Class R1, Class R2, 0.15% for Class R3, 0.10% for Class R4 and 0.05% for Class R5.

(4) The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolio in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.24% for Class R, 0.99%% for Class R1, 0.74% for Class R2, 0.89% for Class R3, 0.59%% for Class R4, and 0.29% for Class R5. These expense reimbursements shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JFH II.

(5) The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see " Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  23

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Other permitted investments

The Portfolios may:

|_|  Purchase U.S. government securities and short-term paper.
|_| Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").
|_| Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the Portfolios, including exchange traded funds.
|_|  Purchase domestic and foreign equity and fixed-income securities.
|_| Invest in equity securities which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
|_| Invest in fixed-income securities which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
|_| Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
     Section 12 of the 1940 Act.
|_| Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
|_| Make short sales of securities (borrow and sell securities not owned by the Portfolios), either to realize appreciation when a security that the Portfolios do not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
|_| Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Portfolios may use various investment strategies such as hedging and other related transactions. For example, the Portfolios may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Portfolios. In addition, these strategies may be used to gain exposure to a particular securities market. The Portfolios also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and other strategic transactions risks" in both the prospectus and the Statement of Additional Information ("SAI").

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Temporary defensive investing

The Portfolios may invest up to 100% of their assets in cash or money market instruments for the purpose of:

|_|  meeting redemption requests,
|_| making other anticipated cash payments, or |_| protecting the Portfolios in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

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Management of the Portfolios

Subject to the limitations described above, the Portfolios may at any time invest any percentage of their assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Portfolios. Such adjustments may be made, for example, to increase or decrease a Portfolio's holdings of a particular asset class, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio's assets subject to the management of a particular Underlying Fund. In addition, changes may be made to reflect fundamental changes in the investment environment.

24 PORTFOLIOS

Your account

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Who can buy Class R, R1, R2, R3,
R4 and R5 shares

Class R, R1, R2, R3, R4 and R5 shares are available to certain types of investors, as noted below:

|_| Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the "Code")("529 Plans") distributed by John Hancock or one of its affiliates.
|_| Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.
|_| Class R shares are available only to Retirement Plans where the shares are held on the books of the Portfolios through omnibus accounts (either at the plan level or at the level of the financial service firm).
|_| Rollover individual retirement accounts are available for participants whose plans are already invested in Class R, R1, R2, R3, R4 or R5 shares.
|_| Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest only in Class R, R1, R2, R3, R4 and R5 shares.

Class R, R1, R2, R3, R4 and R5 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

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Class R, R1, R2, R3, R4 and R5 shares cost structure

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios are sold without any front-end or deferred sales charges. Each of the R, R1, R2, R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.

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Class R
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|_|  Distribution and service (12b-1) fees of 0.75%.

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Class R1
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|_|  Distribution and service (12b-1) fees of 0.50%.

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Class R2
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|_|  Distribution and service (12b-1) fees of 0.25%.

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Class R3
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|_|  Distribution and service (12b-1) fees of 0.50%.

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Class R4
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|_|  Distribution and service (12b-1) fees of 0.25%.

Each Portfolio has adopted Service Plans for the Class R, R1, R2, R3, R4 and R5 shares of each of the Portfolios which authorize the Portfolios to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the Portfolios by Retirement Plans. The service fee is a specified percentage of the average daily net assets of a Portfolio's share class held by plan participants and is 0.25% for Class R, Class R1 and Class R2, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan which may use a Portfolio as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees
Rule 12b-1 fees will be paid to the Portfolios' distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers.

For estimated expenses of each share class, see the Portfolio information earlier in this prospectus.

Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the Portfolios, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Portfolio shares.

Additional payments to financial intermediaries
Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Portfolios in two principal ways:

|_| directly, by the payment of sales commissions, if any; and |_| indirectly, as a result of the Portfolios paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in the Distributor's efforts to promote the sale of the Portfolios' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolios and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolios' net assets, which, as well as benefiting the Portfolios, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Portfolios in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolios, the intermediary may earn a profit on

                                                                 YOUR ACCOUNT 25
these payments. Revenue sharing payments may provide your firm with an incentive to favor the Portfolios.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the Portfolios, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the Portfolios, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for Portfolios. If your intermediary provides these services, the Adviser or the Portfolios may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolios.

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Opening an account

1    Read this prospectus carefully.

2 Determine if you are eligible, referring to "Who Can Buy Class R, R1, R2, R3, R4 and R5 Shares."

3 Eligible retirement plans generally may open an account and purchase Class R, R1, R2, R3, R4 and R5 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R, R1, R2, R3, R4 and R5 shares of the Portfolios.

Additional shares may be purchased through a Retirement Plan's administrator or recordkeeper. There is no minimum initial investment for Class R, R1, R2, R3, R4 and R5 shares. A Retirement Plan participant can obtain a Retirement Plan application or a rollover individual retirement account application from his or her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. ("Signature Services"), JHF II's transfer agent at 1-888-972-8696.

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Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Portfolios.

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Transaction policies

Valuation of shares
The net asset value ("NAV") per share for each Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Portfolio is calculated based upon the NAVs of the Underlying Funds in which it invests. The prospectus for the Underlying Funds explain the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices
When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests
Each Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

In unusual circumstances, any Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges
You may exchange Class R, R1, R2, R3, R4 and R5 shares for the same class of other John Hancock funds that are available through your plan, or Money Market Fund Class A shares without paying a sales charge. The registrations for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R, R1, R2, R3, R4 and R5 shares.

Excessive trading
The Portfolios are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Portfolio can disrupt portfolio investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that a Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's

26 YOUR ACCOUNT
judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolios' NAVs at the conclusion of the delay period. Each Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The Board of Trustees of JHF II has adopted the following policies and procedures by which a Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
Each Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the Portfolios believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to each Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolios to detect and curtail excessive trading practices, a significant percentage of a Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the Portfolios to prevent excessive trading, there is no guarantee that the Portfolios or their agents will be able to identify such shareholders or curtail their trading practices. The ability of a Portfolios and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolios will not always be able to detect frequent trading activity, investors should not assume that the Portfolios will be able to detect or prevent all frequent trading or other practices that disadvantage a Portfolio. For example, the ability of a Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Portfolio's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.

Excessive trading risk
To the extent that a Portfolio or its agents are unable to curtail excessive trading practices in a Portfolio, these practices may interfere with the efficient management of the Portfolios and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

|_| A fund that invests a significant portion of its assets in small or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
|_| A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
|_| A fund that invests a significant portion of its assets in below investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a Portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
JHF II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply his or her name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your

                                                                 YOUR ACCOUNT 27
account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares
The Portfolios do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

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Dividends and account policies

Account statements
In general, you will receive account statements as follows (for rollover IRA accounts only):

|_| after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
|_|  after any changes of name or address of the registered owner(s);
|_|  in all other circumstances, at least quarterly

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
Each of the Portfolios, other than the Lifecycle Retirement Portfolio, generally declare and pay income dividends annually. The Lifecycle Retirement Portfolio declares and pays income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of a Portfolio's fiscal year.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same Portfolio and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge ("CDSC") will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

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Additional investor services

Disclosure of Portfolio holdings
Each Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Portfolio will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. In addition, the ten largest holdings of each Portfolio will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. Each Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire portfolio holdings as of the applicable calendar quarter end.

28 YOUR ACCOUNT

Risks of investing in the Portfolios

Commodity risk
Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk
The Portfolios use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fund of funds risk
The Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio's objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio's asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk
The Portfolios bear their own expenses and indirectly bear their proportionate share of expenses of the Underlying Funds in which they invest.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolios are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified." Although the Portfolios are non-diversified, the risks associated with non-diversification are lower for the Portfolios because they allocate their assets among multiple Underlying Funds.

Short sales risk
Short sales involve costs and risk. The Portfolios must pay the lender interest on the securities they borrow, and the Portfolios will lose money if the price of the securities increases between the time of the short sale and the date when the Portfolios replace the borrowed securities.

Target allocation risks
The "Target Allocation Chart" illustrates the Portfolios' target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: Lifecycle 2010 Portfolio is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Portfolio is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Portfolio is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Portfolio is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Portfolio is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Portfolio is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Portfolio is 100% equity securities and 0% fixed income securities; and Lifecycle 2045 Portfolio is 100% equity securities and 0% fixed income securities. When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under "Equity securities risk". Over time, as a Portfolio gets closer to its target date a Portfolio's asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed income and short-term fixed-income securities are explained under "Interest rate risk," "Credit and counterparty risk" and "Lower rated fixed income securities." A Portfolio's transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

Retirement target allocation risk The initial target allocation for the Lifecycle Retirement Portfolio is 50% equity securities and 50% fixed income securities, also see the "Target Allocation Chart". When the Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under "Equity securities risk." The risks associated with fixed-income and short-term fixed income securities are explained under "Interest rate risk," "Credit and counterparty risk" and "Lower rated fixed-income securities."

                                         RISKS OF INVESTING IN THE PORTFOLIOS 29

Information about the Underlying Funds

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Risks of investing in Underlying Funds

By owning shares of Underlying Funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase a production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest in equity securities which invest primarily in growth securities are subject to these risks.

Fixed-income securities risk
Fixed income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and Other Strategic Transactions," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so

30 INFORMATION ABOUT THE UNDERLYING FUNDS rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Investment grade fixed income securities in the lowest rating category Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities and high yield securities risk
Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

|_| Risk to principal and income Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
|_| Price volatility The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
|_| Liquidity The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
|_| Dependence on subadviser's own credit analysis While a subadviser to a Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities Risk". In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social,

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 31
economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging and other strategic transactions risk
Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the Statement of Additional Information.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Funds contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement

32 INFORMATION ABOUT THE UNDERLYING FUNDS of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Management risk
Each Underlying Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium-sized market capitalizations.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified."

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 33

--------------------------------------------------------------------------------
Description of funds

The Portfolios may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of each of JHF II and JHF
III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in JHF II's SAI and in the prospectus for these Funds. The Portfolios may also invest in other Underlying Funds not described in the chart.

--------------------------------------------------------------------------------
Fixed-Income Funds -- John Hancock Funds II
--------------------------------------------------------------------------------

                                         Estimated
Fund and subadviser(s)                   expense ratio   Goal and principal strategy
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Active Bond Fund                         0.70%           Seeks income and capital appreciation by investing at least 80% of its
Declaration Management & Research LLC                    assets in a diversified mix of debt securities and instruments.
and MFC Global Investment Management
(U.S.), LLC
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Core Bond Fund                           0.82%           Seeks total return consisting of income and capital appreciation by
Wells Capital Management, Incorporated                   normally investing in a broad range of investment-grade debt securities.
                                                         The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the Fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                         0.79%           Seeks to realize maximum total return, consistent with preservation of
Pacific Investment Management                            capital and prudent investment management by investing primarily in
Company LLC                                              fixed-income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU) and the U.S. dollar.
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High Income Fund                         0.74%           Seeks high current income by normally investing at least 80% of its assets
MFC Global Investment Management                         in U.S. and foreign fixed-income securities rated BB/Ba or lower and their
(U.S.), LLC                                              unrated equivalents.
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High Yield Fund                          0.71%           Seeks to realize an above-average total return over a market cycle of three
Western Asset Management Company                         to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.
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Investment Quality Bond Fund             0.79%           Seeks a high level of current income consistent with the maintenance of
Wellington Management Company, LLP                       principal and liquidity by investing in a diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The Fund may also invest up to 20% of its assets in non- investment grade fixed income securities.
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Real Return Bond Fund                    0.75%           Seeks maximum return, consistent with preservation of capital and prudent
Pacific Investment Management                            investment management, by normally investing at least 80% of its net assets
Company LLC                                              in inflation-indexed bonds of varying maturities issued by the U.S. and
                                                         non-U.S. governments and by corporations.
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Short-Term Bond Fund                     0.69%           Seeks income and capital appreciation by investing at least 80% of its
Declaration Management & Research LLC                    assets in a diversified mix of debt securities and instruments.

34 INFORMATION ABOUT THE UNDERLYING FUNDS

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Spectrum Income Fund                     0.94%           Seeks a high level of current income with moderate share price fluctuation.
T. Rowe Price Associates, Inc.                           The Fund diversifies its assets widely among market segments and seeks to maintain broad exposure to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular segments over time. The Fund normally invests in investment grade corporate, and foreign and emerging market fixed income securities, income-oriented stocks (up to 40% of its assets), short-term securities, asset-backed and mortgage related securities and U.S. Government securities. The Fund may invest up to 40% of its assets in high yield fixed-income securities (commonly known as "junk bonds").
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Strategic Bond Fund                      0.77%           Seeks a high level of total return consistent with preservation of capital
Western Asset Management Company                         by giving its subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed income market in the manner the subadviser believes will best contribute to achieving the Fund's investment goal.
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Strategic Income Fund                    0.80%           Seeks a high level of current income by normally investing primarily in:
MFC Global Investment Management                         foreign government and corporate debt securities from developed and
(U.S.), LLC                                              emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.
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Total Bond Market Fund                   0.57%           Seeks to track the performance of the Lehman Brothers Aggregate Index
Declaration Management & Research LLC                    (which represents the U.S. investment grade bond market). The Fund normally invests at least 80% of its assets in securities listed in this Index. The
                                                         Fund is an intermediate-term bond fund of high and medium credit quality.
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Total Return Fund                        0.77%           Seeks to realize maximum total return, consistent with preservation of
Pacific Investment Management                            capital and prudent investment management, by normally investing at least
Company LLC                                              65% of its assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.
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U.S. Government Securities Fund          0.72%           Seeks a high level of current income, consistent with preservation of
Western Asset Management Company                         capital and maintenance of liquidity, by investing in debt obligations and mortgage- backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.
------------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                0.82%           Seeks total return with a high level of current income by normally
Wells Capital Management, Incorporated                   investing primarily in below investment-grade debt securities (commonly known as "junk bonds" or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

--------------------------------------------------------------------------------
Equity Funds -- John Hancock Funds II
--------------------------------------------------------------------------------

                                         Estimated
Fund and subadviser(s)                   expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                           0.50%           Seeks to approximate the aggregate total return of a broad U.S. domestic
MFC Global Investment Management                         equity market index by attempting to track the performance of the S&P 500
(U.S.A.) Limited                                         Composite Stock Price Index.*
------------------------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                        0.82%           Seeks long-term growth of capital by investing primarily in common stocks
Deutsche Investment Management                           and other equity securities within all asset classes (small-, mid- and
Americas Inc.                                            large-cap), primarily those within the Russell 3000 Index.*
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All Cap Growth Fund                      0.94%           Seeks long-term capital appreciation by normally investing its assets
AIM Capital Management, Inc.                             principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 35

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All Cap Value Fund                       0.89%           Seeks capital appreciation by investing in equity securities of U.S. and
Lord, Abbett & Co. LLC                                   multinational companies in all capitalization ranges that the subadviser believes are undervalued.
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                    0.85%           Seeks to achieve long-term growth of capital (current income is a secondary
T. Rowe Price Associates, Inc.                           objective) by normally investing at least 80% of its total assets in the common stocks of large- and medium-sized blue chip growth companies. Some of the stocks in the portfolio are expected to pay dividends.
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                0.79%           Seeks long-term capital growth by investing at least 65% of its total
Jennison Associates LLC                                  assets in equity- related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to-large capitalization companies.
------------------------------------------------------------------------------------------------------------------------------------
Classic Value Fund                       0.90%           Seeks long-term growth of capital by normally investing at least 80% of its
Pzena Investment Management, LLC                         net assets in domestic equity securities. The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.
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Core Equity Fund                         0.83%           Seeks long-term capital growth by normally investing primarily in equity
Legg Mason Capital Management, Inc.                      securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                      1.05%           Seeks long-term growth of capital by investing in stocks and other equity
Deutsche Investment Management                           securities of medium-sized U.S. companies with strong growth potential.
Americas Inc.
------------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                     0.93%           Seeks superior long-term rates of return through capital appreciation by
MFC Global Investment Management                         normally investing primarily in high quality securities and convertible
(U.S.), LLC                                              instruments of small-cap U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund              1.03%           Seeks long-term capital appreciation by investing, under normal market
RCM Capital Management LLC                               conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. companies with smaller capitalizations (which RCM defines as companies with market capitalizations of not less than 50% and not more than 200% of the weighted average market capitalization of the Russell 2000 Index).*
------------------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                       0.85%           Seeks to provide substantial dividend income and also long-term capital
T. Rowe Price Associates, Inc.                           appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                  0.92%           Seeks growth of capital by normally investing at least 80% of its net
Davis Selected Advisers, L.P.                            assets (plus any borrowings for investment purposes) in companies principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least
                                                         50% of its revenues are derived from its provision of financial services.
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                   0.81%           Seeks growth of capital by normally investing primarily in common stocks of
Davis Selected Advisers, L.P.                            U.S. companies with market capitalizations of at least $10 billion. The
                                                         Fund may also invest in U.S. companies with smaller capitalizations.
------------------------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                   1.00%           Seeks total return, consisting of long-term capital appreciation and
UBS Global Asset Management                              current income, by investing in equity and fixed income securities of
(Americas) Inc.                                          issuers located within and outside the U.S.
------------------------------------------------------------------------------------------------------------------------------------
Global Fund                              1.00%           Seeks long-term capital appreciation by normally investing at least 80% of
Templeton Global Advisors Limited                        its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

36 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                     0.77%           Seeks to achieve a high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                              0.90%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   Russell 1000 Growth Index. The Fund typically makes equity investments in
                                                         U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                0.90%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   Russell 2500 Growth Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies ("small-
                                                         and mid-cap companies"). The Fund normally invests at least 80% of its assets in investments in small- and mid-cap companies.*
------------------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                  1.06%           Seeks to achieve a combination of long-term capital appreciation and
Deutsche Investment Management                           current income by investing at least 80% of net assets in equity securities
Americas Inc.                                            of real estate investment trusts ("REIT") and real estate companies including foreign REITs and real estate companies.
------------------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                     1.15%           Seeks long-term capital appreciation by normally investing at least 80% of
T. Rowe Price Associates, Inc.                           its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively, "health sciences").
------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund          0.58%           Under normal market conditions, the Fund invests at least 80% of its assets
SSgA Funds Management, Inc.                              in securities listed in the Morgan Stanley Capital International All
                                                         Country World Excluding U.S. Index (the "MSCI ACW ex- US Index"). As of
                                                         August 31, 2006, the market capitalizations of companies included in the
                                                         MSCI ACW ex-US Index ranged from $26.3 million to $277.0 billion.
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                1.10%           Seeks long term capital appreciation by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                   benchmark, the S&P Citigroup Primary Market Index ("PMI") Europe, Pacific,
                                                         Asia Composite ("EPAC") Growth Style Index. The Fund typically invests in a diversified portfolio of equity investments from developed markets throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund         1.00%           Seeks long-term growth of capital by normally investing at least 65% of its
Marsico Capital Management, LLC                          assets in common stocks of foreign companies selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world and normally invests in issuers from at least three different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund             1.13%           Seeks long-term capital appreciation by investing primarily in the common
Templeton Investment Counsel, LLC                        stock of smaller companies outside the U.S. and normally invests at least
                                                         80% of its net assets (plus any borrowing for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less ("small-company securities").
------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund         1.14%           Seeks long-term capital appreciation by primarily investing its assets in
Dimensional Fund Advisors Inc.                           equity securities of non-U.S. small companies of developed and emerging markets under normal market conditions.
------------------------------------------------------------------------------------------------------------------------------------
International Value Fund                 0.96%           Seeks long-term growth of capital by normally investing primarily in equity
Templeton Investment Counsel, Inc.                       securities of companies located outside the U.S., including emerging markets.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 37

------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                     0.88%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   Russell 1000 Value Index. The Fund typically makes equity investments in
                                                         U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                           0.82%           Seeks to maximize total return, consisting of capital appreciation and
UBS Global Asset Management                              current income, by normally investing at least 80% of its net assets (plus
(Americas) Inc.                                          borrowings for investment purposes, if any) in equity securities of U.S.
                                                         large-capitalization companies.
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                     0.88%           Seeks long-term growth of capital by normally investing, primarily in a
BlackRock Investment Management, LLC                     diversified portfolio of equity securities of large-cap companies located in the U.S.
------------------------------------------------------------------------------------------------------------------------------------
Managed Fund                             0.79%           Seeks income and long-term capital appreciation by investing primarily in a
Grantham, Mayo, Van Otterloo & Co. LLC                   diversified mix of common stocks of large- and mid-sized U.S. companies;
and Declaration Management &                             and bonds with an overall intermediate term average maturity. The Fund
Research LLC                                             employs a multi- manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund's portfolio.
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                       0.56%           Seeks to approximate the aggregate total return of a mid-cap U.S. domestic
MFC Global Investment Management                         equity market index by attempting to track the performance of the S&P Mid
(U.S.A.) Limited                                         Cap 400 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                       0.91%           Seeks long-term growth of capital by normally investing at least 80% of its
Wellington Management Company, LLP                       net assets (plus any borrowings for investment purposes) in equity securities of medium- sized companies with significant capital appreciation potential. The Fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell
                                                         Midcap Index.
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                0.97%           Seeks to provide long-term growth of capital by investing at least 80% of
RiverSource Investments, LLC                             its net assets in equity securities of medium-sized companies.
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                       0.92%           Seeks capital appreciation by normally investing at least 80% of its net
Lord, Abbett & Co. LLC                                   assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Midcap Index.*
------------------------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                   1.07%           Seeks long-term total return by normally investing primarily in equity and
Wellington Management Company, LLP                       equity-related securities of natural resource-related companies worldwide.
------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                         1.00%           Seeks long-term growth of capital by investing in a diversified portfolio
MFC Global Investment Management                         comprised primarily of common stocks and equity-related securities of
(U.S.A.) Limited                                         corporations domiciled in countries in the Pacific Rim region.
------------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund                1.39%           Seeks long-term growth of capital by normally investing primarily in equity
MFC Global Investment Management                         securities of U.S companies. The Fund will generally focus on equity
(U.S.A.) Limited                                         securities of U.S. companies across the three market capitalization ranges of large, mid and small.
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                0.80%           Seeks long-term growth of capital by normally investing at least 80% of its
MFC Global Investment Management                         total assets (plus any borrowings for investment purposes) in U.S. mid-cap
(U.S.A.) Limited                                         stocks, convertible preferred stocks, convertible bonds and warrants.
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                  0.74%           Seeks long-term capital appreciation by investing primarily in large-cap
MFC Global Investment Management                         U.S. securities with the potential for long-term growth of capital.
(U.S.A.) Limited

38 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                  0.89%           Seeks to provide long-term growth through a combination of capital
T. Rowe Price Associates, Inc.                           appreciation and current income by investing at least 80% of its net assets in the equity securities of real estate companies, including REITs, real estate operating companies, brokers, developers and other companies with at least 50% of revenues, profits or assets related to real estate activities.
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund              0.77%           Seeks to achieve a combination of long-term capital appreciation and
Deutsche Investment Management                           current income by normally investing at least 80% of its net assets (plus
Americas Inc.                                            any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies.
------------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund                1.15%           The Fund invests, under normal market conditions, at least 80% of its net
T. Rowe Price Associates, Inc. and RCM                   assets (plus any borrowing for investment purposes) in the common stocks of
Capital Management LLC                                   companies expected to benefit from the development, advancement and/or use of science and technology. For purposes of satisfying this requirement, common stocks may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                           0.91%           Seeks maximum capital appreciation consistent with reasonable risk to
Independence Investments LLC                             principal by normally investing at least 80% of its net assets in equity securities of companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                    1.17%           Seeks long-term capital appreciation by normally investing primarily in
Wellington Management Company, LLP                       small-cap companies believed to offer above average potential for growth in revenues and earnings.
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                     0.56%           Seeks to approximate the aggregate total return of a small-cap U.S.
MFC Global Investment Management                         domestic equity market index by attempting to track the performance of the
(U.S.A.) Limited                                         Russell 2000 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund             1.05%           Seeks long-term capital appreciation by normally investing at least 80% of
Munder Capital Management                                its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                     1.17%           Seeks long-term capital appreciation by normally investing at least 80% of
Wellington Management Company, LLP                       its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Small Company Fund                       1.29%           Seeks long-term capital growth by normally investing primarily in equity
American Century Investment                              securities of smaller-capitalization U.S. companies. The subadviser uses
Management, Inc.                                         quantitative, computer- driven models to construct the Fund's portfolio of stocks.
------------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                1.16%           Seeks long-term growth of capital by normally investing at least 80% of its
AIM Capital Management, Inc.                             assets in securities of small-capitalization companies. The subadviser seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Small Company Value Fund                 1.07%           Seeks long-term growth of capital by investing primarily in small companies
T. Rowe Price Associates, Inc.                           whose common stocks are believed to be undervalued. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.*
------------------------------------------------------------------------------------------------------------------------------------
Special Value Fund                       1.04%           Seeks long-term capital growth by normally investing at least 80% of its
ClearBridge Advisors, LLC                                net assets in common stocks and other equity securities of companies whose market capitalizations at the time of investment do not exceed (a) $3 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 39

------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund            0.59%           Seeks to approximate the aggregate total return of a broad U.S. domestic
MFC Global Investment Management                         equity market index by attempting to track the performance of the Wilshire
(U.S.A.) Limited                                         5000 Equity Index.*
------------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund          0.74%           Seeks long-term growth of capital by normally investing primarily in common
Sustainable Growth Advisers, L.P.                        stocks of "U.S. Global Leaders" companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                   0.82%           Seeks long-term capital appreciation. The Fund normally invests in
Grantham, Mayo, Van Otterloo & Co. LLC                   securities in the Wilshire 5000 Index, an independently maintained index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S.*
------------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                           0.95%           Seeks capital growth and current income (income above that available from a
Massachusetts Financial Services Company                 portfolio invested entirely in equity securities) by normally investing at least 80% of its net assets (plus any borrowings for investment purposes)
                                                         in equity and debt securities of domestic and foreign companies in the utilities industry.
------------------------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund               0.92%           Seeks long-term capital appreciation by investing primarily (at least 65%
UST Advisers, Inc.                                       of its assets) in common stocks of U.S. and foreign companies whose share price in the opinion of the subadviser, do not reflect the economic value of the company's assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company. In choosing investments for the Fund, the subadviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the Fund, and the Fund invests in a diversified group of companies across a number of different industries.
------------------------------------------------------------------------------------------------------------------------------------
Value Fund                               0.98%           Seeks to realize an above-average total return over a market cycle of three
Morgan Stanley Investment Management                     to five years, consistent with reasonable risk, by investing primarily in
Inc. d/b/a Van Kampen                                    equity securities of companies with capitalizations similar to the market capitalizations of companies in the Russell Midcap Value Index.*
------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                 0.90%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   Russell 2500 Value Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies
                                                         ("small-cap companies"). The Fund normally invests at least 80% of its assets in securities of small-cap companies.*
------------------------------------------------------------------------------------------------------------------------------------
Vista Fund                               1.02%           Seeks long-term capital growth by normally investing in common stocks of
American Century Investment                              U.S. and foreign companies that are medium-sized and smaller at the time of
Management, Inc.                                         purchase. The Fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity- equivalent securities, non-leveraged futures contracts and options, notes, bonds and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy.

40 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
Equity Funds -- John Hancock Funds III
--------------------------------------------------------------------------------

                                         Estimated
Fund and subadviser(s)                   expense ratio   Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Active Value Fund                        0.90%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   Russell 1000 Value Index. The Fund typically makes equity investments in
                                                         U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.
------------------------------------------------------------------------------------------------------------------------------------
Global Fund                              1.17%           Seeks to achieve high total return by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                   the S&P/Citigroup Primary Market Index ("PMI") World Growth Index. The Fund
                                                         typically invests in a diversified portfolio of equity investments from the world's developed markets.
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                              1.28%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   Russell 1000 Growth Index. The Fund typically makes equity investments in
                                                         U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                1.56%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   Russell 2500 Growth Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies
                                                         ("small-cap companies"). The Fund normally invests at least 80% of its assets in investments in small-cap companies.
------------------------------------------------------------------------------------------------------------------------------------
International Core Fund                  1.35%           Seeks to achieve high total return by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                   the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                1.68%           Seeks to achieve high total return by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                   the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia
                                                         Composite ("EPAC") Growth Style Index.* The Fund typically invests in a diversified mix of equity investments from developed markets outside the
                                                         U.S.
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                     1.34%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   Russell 1000 Value Index. The Fund typically makes equity investments in
                                                         U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                           1.34%           Seeks to achieve a high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund                 0.85%           Seeks to achieve a high total return by outperforming its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.
------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                 1.38%           Seeks long-term capital growth by seeking to outperform its benchmark, the
Grantham, Mayo, Van Otterloo & Co. LLC                   Russell 2500 Value Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies
                                                         ("small-cap companies"). The Fund normally invests at least 80% of its assets in securities of small-cap companies.*

* "Standard & Poor's[RegTM]," "S&P 500[RegTM]," "Standard and Poor's 500[RegTM]" and "S&P Mid Cap 400[RegTM]" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000[RegTM]," "Russell 1000 Value[RegTM]," "Russell 1000 Growth[RegTM]," "Russell 2000[RegTM]," "Russell 2000[RegTM] Growth," "Russell 2500[RegTM]," "Russell 2500 Value[RegTM]," "Russell 2500 Growth[RegTM]," "Russell 3000[RegTM]," "Russell Midcap[RegTM]" and "Russell Midcap Value[RegTM]" are trademarks of Frank Russell Company. "Wilshire 5000[RegTM]" is a trademark of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE[RegTM]" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 41

Portfolio details

--------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the respective investment goal of each of the Portfolios without shareholder approval.

Management fees
JHF II pays the Adviser a management fee for each Portfolio. The management fee has two components: (a) a fee on assets invested in affiliated Funds ("Affiliated Fund Assets") and (b) a fee on assets not invested in affiliated funds ("Other Assets"). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of each Portfolio.

--------------------------------------------------------------------------------
Fee table for affiliated fund assets
--------------------------------------------------------------------------------

                            First            Excess over
                            $7.5 billion     $7.5 billion
Aggregate Net Assets of
Lifecycle Portfolios        0.060%           0.050%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is appliced to the Other Assets of each Portfolio.

--------------------------------------------------------------------------------
Fee table for other assets
--------------------------------------------------------------------------------

                            First            Excess over
                            $7.5 billion     $7.5 billion
Aggregate Net Assets of
Lifecycle Portfolios        0.510%           0.500%

                                           ------------
                                           Shareholders
                                           ------------

                          ---------------------------------------------
                                   Financial services firms and
                                      their representatives

  Distribution and            Advise current and prospective share-
shareholder services      holders on their Portfolio investments, often
                           in the context of an overall financial plan.
                          ---------------------------------------------

---------------------------------------------   -------------------------------------------------
            Principal distributor                                 Transfer agent

           John Hancock Funds, LLC                    John Hancock Signature Services, Inc.

Markets the Portfolios and distributes shares    Handles shareholder services, including record-
 through selling brokers, financial planners    keeping and statements, distribution of dividends
     and other financial representatives.            and processing of buy and sell requests.
---------------------------------------------   -------------------------------------------------

--------------------------------  ------------------------------------   -----------------------------------------
           Subadviser                      Investment adviser                            Custodian

MFC Global Investment Management        John Hancock Investment              State Street Bank & Trust Company
        (U.S.A.) Limited                Management Services, LLC                   2 Avenue de Lafayette               Asset
     200 Bloor Street East                601 Congress Street                         Boston, MA 02111               management
Toronto, Ontario, Canada M4W 1ES         Boston, MA 02210-2805
                                                                         Holds the Portfolios' assets, settles all
 Provides portfolio management    Manages the Portfolios' business and     portfolio trades and collects most of
       to the Portfolios.                investment activites.                the valuation data required for
--------------------------------  ------------------------------------       calculating each Portfolio's NAV.
                                                                         -----------------------------------------

------------------------------------
       Subadviser consultant

        Deutsche Investment
      Management Americas Inc.
          345 Park Avenue
      New York, New York 10154

Provides asset allocation consulting
    services to the subadviser.
------------------------------------

--------------------------------------
            Sub-subadviser

   MFC Global Investment Management
              (U.S.) LLC
        101 Huntington Avenue
        Boston, MA 02199-7603                         ----------------------------------
                                                                   Trustees
    Provides portfolio management
to the Lifecycle Retirement Portfolio.                Oversee the Portfolios' activites.
--------------------------------------                ----------------------------------


42 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
Business structure

Subadviser
MFC Global (U.S.A.) is the subadviser to each of the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.), in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, DeAM and MFC Global (U.S.) are compensated by the subadviser, and not by any of the Portfolios.

MFC Global (U.S.), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.). MFC Global (U.S.) assists in providing portfolio management to MFC Global (U.S.A.) in the management of the Lifecycle Retirement Portfolio. Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees' approval, is permitted to appoint a new subadviser for a Fund or Portfolio, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change Portfolio and Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio managers
Steve Orlich (since inception) is the portfolio manager for the Portfolios, and Mark Schmeer (since inception) and Barry Evans (since inception) are the co-portfolio managers for the Lifecycle Retirement Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Schmeer joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and Managing Director, North American Equities for MFC Global (U.S.A.) as well as Chief Investment Officer of MFC Global (U.S.) Mr. Evans joined John Hancock Advisers, an affiliate of MFC Global (U.S.) in 1986 and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm.

Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the Portfolios and their ownership of Portfolio shares, if any.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory contracts of JHF II is available in JHF II's annual report to shareholders for the period ended August 31, 2006.

Financial highlights
Financial highlights are not yet available for the Portfolios which are newly organized.

                                                            PORTFOLIO DETAILS 43

For more information

Two documents are available that offer further information on the Portfolios:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Portfolios, including a summary of the policy of JHF II regarding disclosure of the Portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

(C)2006 JOHN HANCOCK FUNDS, LLC LCRPN 12/06

To request a free copy of the current annual/semi-annual report or the SAI of JHF II, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

[LOGO] John Hancock(R)
  the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
----------------------------------

[LOGO] JOHN HANCOCK(R)
---------------------
       MUTUAL FUNDS

                                                                    John Hancock

                                                            Lifecycle Portfolios
--------------------------------------------------------------------------------

                                                                 CLASS 1 SHARES

                                                       Lifecycle 2010 Portfolio

                                                       Lifecycle 2015 Portfolio

                                                       Lifecycle 2020 Portfolio

                                                       Lifecycle 2025 Portfolio

                                                       Lifecycle 2030 Portfolio

                                                       Lifecycle 2035 Portfolio

                                                       Lifecycle 2040 Portfolio

                                                       Lifecycle 2045 Portfolio

                                                 Lifecycle Retirement Portfolio

Prospectus
12.31.2006
--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

           ---------------------------------------------------------------------
           THE LIFECYCLE PORTFOLIOS
           Lifecycle 2010 Portfolio                                            8
           Lifecycle 2015 Portfolio                                           10
           Lifecycle 2020 Portfolio                                           12
           Lifecycle 2025 Portfolio                                           14
           Lifecycle 2030 Portfolio                                           16
           Lifecycle 2035 Portfolio                                           18
           Lifecycle 2040 Portfolio                                           20
           Lifecycle 2045 Portfolio                                           22
           Lifecycle Retirement Portfolio                                     24

           YOUR ACCOUNT
           ---------------------------------------------------------------------
           Class 1 shares cost structure                                      27
           Transaction policies                                               27
           Dividends and account policies                                     29
           Additional investor services                                       30

           RISKS OF INVESTING IN THE PORTFOLIOS                               31
           ---------------------------------------------------------------------

           INFORMATION ABOUT THE UNDERLYING FUNDS
           ---------------------------------------------------------------------
           Risks of investing in Underlying Funds                             32
           Description of Funds                                               36

           PORTFOLIO DETAILS
           ---------------------------------------------------------------------
           Business structure                                                 44

           FOR MORE INFORMATION                                       BACK COVER
           ---------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS II LIFECYCLE PORTFOLIOS

This prospectus provides information about the nine Lifecycle Portfolios (each referred to as a "Portfolio"), which are funds of John Hancock Funds II ("JHF II"). Each of the Portfolios is a "fund of funds" which currently invests in a number of other funds of JHF II and John Hancock Funds III ("JHF III"), and may also invest in other affiliated funds (each referred to as a "Fund") of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Funds"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds"). Each Portfolio (except the Retirement Portfolio) seeks to provide an asset allocation strategy designed for investors planning to retire in a specific year by means of selected investment allocations among the Underlying Funds. The Retirement Portfolio seeks to provide an asset allocation strategy designed to provide a level of return able to sustain systematic withdrawals for investors who have already retired.

This prospectus relates to the Class 1 shares of the Portfolios. Other share classes are offered in seperate prospectuses.

RISKS OF MUTUAL FUNDS

Mutual funds such as the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and each of the Portfolios as well as to JHF III. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Portfolios. The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

PORTFOLIO INFORMATION KEY
--------------------------------------------------------------------------------

Concise descriptions of each of the Portfolios are set forth below. Each description provides the following information:

[Graphic] Goal and strategy

The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[Graphic] Past performance

The Portfolio's total return, measured year-by-year and over time.

[Graphic] Principal risks

The major risk factors associated with the Portfolio.

[Graphic] Your expenses

The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

The Lifecycle Portfolios
--------------------------------------------------------------------------------

There are nine Portfolios: Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio and Lifecycle Retirement Portfolio.

Each Portfolio is a "fund of funds" which invests in a number of Underlying Funds. The subadviser to each Portfolio allocates the assets of the Portfolio among the Underlying Funds according to an asset allocation strategy that becomes increasingly conservative over time (except in the case of the Retirement Portfolio). Each Portfolio's name refers to the approximate retirement year of the investors for whom the Portfolio's asset allocation strategy is designed (except in the case of the Retirement Portfolio). For example, as of October 1, 2006, the Lifecycle 2045 Portfolio, which is designed for investors planning to retire around the year 2045, has a relatively aggressive target asset allocation of 100% of its assets in Underlying Funds that invest primarily in equity securities. By contrast, the Lifecycle 2010 Portfolio, which is designed for investors planning to retire around the year 2010, has a more conservative target asset allocation of approximately 58% of its assets invested in equity Underlying Funds and approximately 42% of its assets invested in fixed income Underlying Funds, as of October 1, 2006.

TARGET ALLOCATION CHART
--------------------------------------------------------------------------------

                                                           Target allocation among Underlying Funds
                                                           as of October 1, 2006
                                                           ----------------------------------------
                        Retirement year
Lifecycle Portfolio     (assumes retirement age of 65)     Equity funds          Fixed income funds
2010                    2008 - 2012                        58%                   42%
2015                    2013 - 2017                        70%                   30%
2020                    2018 - 2022                        81%                   19%
2025                    2023 - 2027                        89%                   11%
2030                    2028 - 2032                        95%                   5%
2035                    2033 - 2037                        98%                   2%
2040                    2038 - 2042                        100%                  0%
2045                    2043 - 2047                        100%                  0%
Retirement              Post Retirement                    50%                   50%

The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the Portfolio. Such adjustments may be made to increase or decrease the Portfolio's holdings of particular asset classes or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Funds subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Over time, the asset allocation strategy will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Retirement Portfolio.) As the glide path shows, each Portfolio's asset mix becomes more conservative as time elapses. This reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for you after retirement.

The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by the subadviser to overweight or underweight a particular asset class based on the subadviser's market outlook.

Each Portfolio (except in the case of the Retirement Portfolio) has a target allocation for the broad asset classes of equities and fixed income. These target allocations are not expected to vary from the prescribed glide path formula (the neutral allocations) by more than plus or minus ten percentage points (except in the case of the Retirement Portfolio). Although the subadviser will not generally vary beyond the ten percentage point target allocation range, the subadviser may at times determine in light of market or economic conditions that this range should be exceeded to protect the Portfolio or to help it achieve its objective. For the Retirement Portfolio, the neutral allocations are 50% fixed income and 50% equity, however the target allocations are expected to change based on the Portfolio's asset allocation strategy. There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money.

GLIDE PATH CHART
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[MOUNTAIN CHART OMITTED]

COMBINATION WITH RETIREMENT PORTFOLIO

JHF II's Board of Trustees may, in its discretion, determine to combine the Portfolios with the Retirement Portfolio at any time on or after December 31st of the designated retirement year of a Portfolio (other than the Retirement Portfolio) or when the target allocation of a Portfolio (other than the Retirement Portfolio) matches the target allocation of the Retirement Portfolio. In such event, the Portfolio's shareholders will become shareholders of the Retirement Portfolio. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination. After December 31st of the designated retirement year of each Portfolio, that Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

SUBADVISER

MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Portfolios and formulates a continuous investment program for each Portfolio consistent with its investment goal and strategies.

Deutsche Investment Management Americas Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

MFC Global Investment Management (U.S.) LLC ("MFC Global (U.S.)") provides sub-subadvisory services to MFC Global (U.S.A.) in its management of the Lifecycle Retirement Portfolio.

--------------------------------------------------------------------------------
Lifecycle 2010 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2010 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".

--------------------------------------------------------------------------------
[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

8 PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[Graphic]  Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2010 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

Class 1
Ticker                  JLAOX
CUSIP                   41015E 65 0
Newspaper               --
JH fund number          --

--------------------------------------------------------------------------------

[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Annual operating expenses(1)                                            Class 1
--------------------------------------------------------------------------------
 Management fee(2)                                                       0.06%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                                   0.05%
--------------------------------------------------------------------------------
 Other expenses                                                          0.09%
--------------------------------------------------------------------------------
 Total Portfolio operating expenses                                      0.20%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 12-31-07)(3)          0.00%
--------------------------------------------------------------------------------
 Net Portfolio operating expenses                                        0.20%
--------------------------------------------------------------------------------
 Estimated Underlying Fund expenses(4)                                   0.73%
--------------------------------------------------------------------------------
 Net Portfolio operating expenses and estimated Underlying Fund expenses 0.93%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

-------------------------------
Expenses      Year 1     Year 3
-------------------------------
Class 1        $95        $296
-------------------------------

1    Based on estimated expenses for the current fiscal year.

2 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

3 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

4 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                   PORTFOLIOS  9

--------------------------------------------------------------------------------
Lifecycle 2015 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2015 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".

--------------------------------------------------------------------------------

[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

10 PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2015 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

Ticker                JLBOX
CUSIP                 41015E 53 6
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------

[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                            Class 1
--------------------------------------------------------------------------------
Management fee(2)                                                        0.06%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.05%
--------------------------------------------------------------------------------
Other expenses                                                           0.08%
--------------------------------------------------------------------------------
Total Portfolio operating expenses                                       0.19%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 12-31-07)(3)           0.00%
--------------------------------------------------------------------------------
Net Portfolio operating expenses                                         0.19%
--------------------------------------------------------------------------------
Estimated Underlying Fund expenses(4)                                    0.74%
--------------------------------------------------------------------------------
Net Portfolio operating expenses and estimated Underlying Fund expenses  0.93%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

-------------------------------
Expenses      Year 1     Year 3
-------------------------------
Class 1        $95       $296
-------------------------------

1    Based on estimated expenses for the current fiscal year.

2 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

3 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

4 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  11

--------------------------------------------------------------------------------
Lifecycle 2020 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2020 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".

--------------------------------------------------------------------------------

[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

12 PORTFOLIOS

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2020 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

Ticker                JLDOX
CUSIP                 41015E 41 1
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------

[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                            Class 1
--------------------------------------------------------------------------------
Management fee(2)                                                        0.06%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.05%
--------------------------------------------------------------------------------
Other expenses                                                           0.07%
--------------------------------------------------------------------------------
Total Portfolio operating expenses                                       0.18%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 12-31-07)(3)           0.00%
--------------------------------------------------------------------------------
Net Portfolio operating expenses                                         0.18%
--------------------------------------------------------------------------------
Estimated Underlying Fund expenses(4)                                    0.74%
--------------------------------------------------------------------------------
Net Portfolio operating expenses and estimated Underlying Fund expenses  0.92%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

-------------------------------
Expenses      Year 1     Year 3
-------------------------------
Class 1        $94       $293
-------------------------------

1    Based on estimated expenses for the current fiscal year.

2 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

3 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

4 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  13

--------------------------------------------------------------------------------
Lifecycle 2025 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2025 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds - Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".

--------------------------------------------------------------------------------

[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

14 PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2025 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

Ticker                JLEOX
CUSIP                 41015E 28 8
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------

[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                             Class 1
--------------------------------------------------------------------------------
Management fee)(2)                                                       0.06%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.05%
--------------------------------------------------------------------------------
Other expenses                                                           0.08%
--------------------------------------------------------------------------------
Total Portfolio operating expenses                                       0.19%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 12-31-07)(3)           0.00%
--------------------------------------------------------------------------------
Net Portfolio operating expenses                                         0.19%
--------------------------------------------------------------------------------
Estimated Underlying Fund expenses(4)                                    0.75%
--------------------------------------------------------------------------------
Net Portfolio operating expenses and estimated Underlying Fund expenses  0.94%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

-------------------------------
Expenses      Year 1     Year 3
-------------------------------
Class 1        $96       $300
-------------------------------

1    Based on estimated expenses for the current fiscal year.

2 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

3 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

4 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  15

--------------------------------------------------------------------------------
Lifecycle 2030 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2030 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".

--------------------------------------------------------------------------------

[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

16 PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2030 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

Ticker                JLFOX
CUSIP                 47803M 88 7
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------

[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                             Class 1
--------------------------------------------------------------------------------
 Management fee(2)                                                       0.06%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                                   0.05%
--------------------------------------------------------------------------------
 Other expenses                                                          0.09%
--------------------------------------------------------------------------------
 Total Portfolio operating expenses                                      0.20%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 12-31-07)(3)          0.00%
--------------------------------------------------------------------------------
 Net Portfolio operating expenses                                        0.20%
--------------------------------------------------------------------------------
 Estimated Underlying Fund expenses(4)                                   0.76%
--------------------------------------------------------------------------------
 Net Portfolio operating expenses and estimated Underlying Fund expenses 0.96%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

-------------------------------
Expenses      Year 1     Year 3
-------------------------------
Class 1        $98       $306
-------------------------------

1    Based on estimated expenses for the current fiscal year.

2 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

3 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

4 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  17

--------------------------------------------------------------------------------
Lifecycle 2035 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2035 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".

--------------------------------------------------------------------------------

[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

18 PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2035 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

Ticker                JLHOX
CUSIP                 47803M 68 9
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------

[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                             Class 1
--------------------------------------------------------------------------------
Management fee(2)                                                        0.06%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.05%
--------------------------------------------------------------------------------
Other expenses                                                           0.09%
--------------------------------------------------------------------------------
Total Portfolio operating expenses                                       0.20%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 12-31-07)(3)           0.00%
--------------------------------------------------------------------------------
Net Portfolio operating expenses                                         0.20%
--------------------------------------------------------------------------------
Estimated Underlying Fund expenses(4)                                    0.77%
--------------------------------------------------------------------------------
Net Portfolio operating expenses and estimated Underlying Fund expenses  0.97%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

-------------------------------
Expenses      Year 1     Year 3
-------------------------------
Class 1        $99       $309
-------------------------------

1    Based on estimated expenses for the current fiscal year.

2 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

3 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

4 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  19

--------------------------------------------------------------------------------
Lifecycle 2040 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2040 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".
--------------------------------------------------------------------------------

[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

20 PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2040 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

Ticker                JLIOX
CUSIP                 47803M 56 4
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------

[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                             Class 1
--------------------------------------------------------------------------------
Management fee(2)                                                        0.06%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.05%
--------------------------------------------------------------------------------
Other expenses                                                           0.09%
--------------------------------------------------------------------------------
Total Portfolio operating expenses                                       0.20%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 12-31-07)(3)           0.00%
--------------------------------------------------------------------------------
Net Portfolio operating expenses                                         0.20%
--------------------------------------------------------------------------------
Estimated Underlying Fund expenses(4)                                    0.78%
--------------------------------------------------------------------------------
Net Portfolio operating expenses and estimated Underlying Fund expenses  0.98%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

-------------------------------
Expenses      Year 1     Year 3
-------------------------------
Class 1       $100       $312
-------------------------------

1    Based on estimated expenses for the current fiscal year.

2 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

3 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

4 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  21

--------------------------------------------------------------------------------
Lifecycle 2045 Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks high total return until its target retirement date.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, invests, under normal market conditions, substantially all of its assets in Underlying Funds using an asset allocation strategy designed for investors expected to retire in 2045 (see the Target Allocation Chart under "Lifecycle Portfolios" for current target allocations).

Over time, the asset allocation strategy becomes increasingly conservative as described in the Glide Path Chart under "Lifecycle Portfolios". After December 31st of the designated retirement year of the Portfolio, the Portfolio's investment goal and strategy and its related investment policies and restrictions will become similar to those of the Retirement Portfolio reflecting that the Portfolio's investors have entered the target retirement stage.

The Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance the Portfolio's Underlying Funds to maintain target allocations.

The investment performance of the Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and investments and the investment decisions made by the Underlying Funds' subadvisers.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".

--------------------------------------------------------------------------------

[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

22 PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- 2045 Target allocation risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

Ticker                JLJOX
CUSIP                 47803M 44 0
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------

[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                             Class 1
--------------------------------------------------------------------------------
Management fee(2)                                                        0.06%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                    0.05%
--------------------------------------------------------------------------------
Other expenses                                                           0.17%
--------------------------------------------------------------------------------
Total Portfolio operating expenses                                       0.28%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 12-31-07)(3)           0.08%
--------------------------------------------------------------------------------
Net Portfolio operating expenses                                         0.20%
--------------------------------------------------------------------------------
Estimated Underlying Fund expenses(4)                                    0.78%
--------------------------------------------------------------------------------
Net Portfolio operating expenses and estimated Underlying Fund expenses  0.98%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

-------------------------------
Expenses      Year 1     Year 3
-------------------------------
Class 1       $100       $329
-------------------------------

1    Based on estimated expenses for the current fiscal year.

2 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

3 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

4 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  23

--------------------------------------------------------------------------------
Lifecycle Retirement Portfolio
--------------------------------------------------------------------------------

[Graphic] Goal and strategy

GOAL: The Portfolio seeks maximum real return, consistent with the preservation of capital and prudent investment management.

STRATEGY: To pursue this goal, the Portfolio may invest in various Funds of the the John Hancock funds complex that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in Underlying Funds. The Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments".

In employing its investment strategies for the Portfolio, the subadviser attempts to achieve a total rate of return that will support an inflation-adjusted average annual withdrawal rate of 6% of initial investment (before fees) over a long-term time horizon (approximately 30 years) while attempting to maintain a low probability of negative returns in any 12-month time period. The adviser and subadviser do not represent or guarantee that the Portfolio will meet this total return goal or achieve positive returns every year.
--------------------------------------------------------------------------------

[Graphic] Past performance

This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

24 PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[Graphic] Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Commodity risk
- Derivative risk
- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Short sales risk
- Retirement target allocation risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Hedging and other strategic transactions risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

Ticker                JLROX
CUSIP                 47804A 10 6
Newspaper             --
JH fund number        --

--------------------------------------------------------------------------------

[Graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                             Class 1
--------------------------------------------------------------------------------
Management fee(2)                                                        0.10%
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Distribution and service (12b-1) fees                                    0.05%
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Other expenses                                                           0.15%
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Total Portfolio operating expenses                                       0.30%
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Contractual expense reimbursement (at least until 12-31-07)(3)           0.06%
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Net Portfolio operating expenses                                         0.24%
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Estimated Underlying Fund expenses(4)                                    0.69%
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Net Portfolio operating expenses and estimated Underlying Fund expenses  0.93%
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The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the Portfolio's actual expenses and returns, either past or future.

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Expenses      Year 1     Year 3
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Class 1        $95       $309
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1    Based on estimated expenses for the current fiscal year.

2 The Management Fee has two components: (a) a fee on assets invested in affiliated Fund assets, and (b) a fee on assets not invested in affiliated Funds (other assets). It is currently anticipated that substantially all the assets of each Portfolio will be invested in affiliated Funds, although in the future the Portfolio may invest in other assets. See "Portfolio Details -- Management Fees" for further information.

3 The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, Underlying Fund expenses, Rule 12b-1 fees, transfer agency fees, printing and postage, blue sky, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the Portfolio's business, and fees under any agreement or plans of the Portfolio dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. This expense reimbursement shall continue in effect until December 31, 2007 and thereafter until terminated by the Adviser on notice to JHF II.

4 The Portfolio's shareholders bear indirectly the expenses of the Class NAV shares of the Underlying Funds in which the Portfolio invests. Underlying Fund expenses are based on the allocation of the Portfolio's assets among Underlying Funds, and the total Portfolio operating expenses of the Underlying Funds will vary with changes in allocations and Underlying Fund expenses. For the estimated expense ratio of each of the Funds in which the Portfolio may invest, see "Information About the Underlying Funds -- Description of Funds."

                                                                  PORTFOLIOS  25

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Other permitted investments

The Portfolios may:

-  Purchase U.S. government securities and short-term paper.
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").
- Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the Portfolios, including exchange traded funds.
-  Purchase domestic and foreign equity and fixed-income securities.
- Invest in equity securities which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.
- Invest in fixed-income securities which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.
- Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
   Section 12 of the 1940 Act.
- Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.
- Make short sales of securities (borrow and sell securities not owned by the Portfolios), either to realize appreciation when a security that the Portfolios do not own declines in value or as a hedge against potential declines in the value of a Portfolio security.
- Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Portfolios may use various investment strategies such as hedging and other related transactions. For example, the Portfolios may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Portfolios. In addition, these strategies may be used to gain exposure to a particular securities market. The Portfolios also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to "Hedging and other strategic transactions risk" in both the prospectus and the Statement of Additional Information ("SAI").

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Temporary defensive investing

The Portfolios may invest up to 100% of their assets in cash or money market instruments for the purpose of:

-  meeting redemption requests,
-  making other anticipated cash payments, or
- protecting the Portfolios in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

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Management of the Portfolios

Subject to the limitations described above, the Portfolios may at any time invest any percentage of their assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Portfolios. Such adjustments may be made, for example, to increase or decrease a Portfolio's holdings of a particular asset class, to adjust portfolio quality or the duration of fixed-income securities or to increase or reduce the percent of a Portfolio's assets subject to the management of a particular Underlying Fund. In addition, changes may be made to reflect fundamental changes in the investment environment.

26 PORTFOLIOS

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Your account
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Class 1 shares cost structure

The Class 1 shares of the Portfolios are sold without any front-end or deferred sales charges. Class 1 has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

-  Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the "John Hancock Insurance Companies") that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use the Portfolios as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the Portfolios' distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers.

For estimated expenses of each share class, see the Portfolio information earlier in this prospectus.

Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the Portfolio, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Portfolio shares.

Additional payments to financial intermediaries

Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Portfolios in two principal ways:

-  directly, by the payment of sales commissions, if any; and
-  indirectly, as a result of the Portfolio paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in the Distributor's efforts to promote the sale of the Portfolios' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolios and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolios' net assets, which, as well as benefiting the Portfolios, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Portfolios in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the Portfolios.

The SAI discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the Portfolios, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the Portfolios, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for Portfolios. If your intermediary provides these services, the Adviser or the Portfolios may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolios.

Broker Compensation and Revenue
Sharing Arrangements

The John Hancock Insurance Companies and certain of their separate accounts that are exempt from SEC registration may use Class 1 shares of JHF II as an underlying investment medium for exempt group annuity contracts ("Group Contracts") issued to certain qualified retirement plans (the "Plans"). John Hancock Insurance Companies and their affiliates compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators ("TPAs") for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHF II understands that the John Hancock Insurance Companies disclose Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser's profit on the advisory fee.

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Transaction policies

Valuation of shares

The net asset value ("NAV") per share for each Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Portfolio is calculated based upon the NAVs of the Underlying Funds in which it invests. The prospectus for the Underlying Funds explain the circumstances under which those Underlying funds use fair-value pricing and the effects of doing so.

                                                                 YOUR ACCOUNT 27

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

In unusual circumstances, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading

The Portfolios are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Portfolio can disrupt portfolio investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio or otherwise not be in a Portfolio's best interest in light of unusual trading activity related to your account. In the event that the Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolios' NAVs at the conclusion of the delay period. Each Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees of JHF II has adopted the following policies and procedures by which the Portfolio, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Each Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the Portfolios believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to each Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolios to detect and curtail excessive trading practices, a significant percentage of a Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the Portfolio to prevent excessive trading, there is no guarantee that the Portfolios or their agents will be able to identify such shareholders or curtail their trading practices. The ability of a Portfolios and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolios will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage a Portfolio. For example, the ability of a Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Portfolio's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolios.

Excessive trading risk

To the extent a Portfolio or its agents are unable to curtail excessive trading practices in a Portfolio, these practices may interfere with the efficient management of the Portfolio and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of

28 YOUR ACCOUNT
credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a Portfolio's operating costs and decrease a Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
- A fund that invests a significant portion of its assets in below investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a Portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply his or her name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The Portfolios do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

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Dividends and account policies

Dividends

Each of the Portfolios, other than the Lifecycle Retirement Portfolio, generally declare and pay income dividends annually. The Lifecycle Retirement Portfolio declares and pays income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of a Portfolio's fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same Portfolio and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge ("CDSC") will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Account statements

The Portfolio will provide account statements and other account information to shareholders as provided in participation agreements with the insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                                                 YOUR ACCOUNT 29

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Additional investor services

Disclosure of Portfolio holdings

Each Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Portfolio will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the Portfolio. In addition, the ten largest holdings of the Portfolio will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. Each Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire portfolio holdings as of the applicable calendar quarter end.

30 YOUR ACCOUNT

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Risks of investing in the Portfolios
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Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk

The Portfolios use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fund of funds risk

The Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio's objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

The Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio's asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

The Portfolios bear their own expenses and indirectly bear their proportionate share of expenses of the Underlying Funds in which they invests.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolios are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified." Although the Portfolios are non-diversified, the risks associated with non-diversification are lower for the Portfolios because they allocate their assets among multiple Underlying Funds.

Short sales risk

Short sales involve costs and risk. The Portfolios must pay the lender interest on the securities they borrow, and the Portfolios will lose money if the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed securities.

Target Allocation Risks

The "Target Allocation Chart" illustrates the Portfolios' target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: Lifecycle 2010 Portfolio is 58% equity securities and 42% fixed income securities; Lifecycle 2015 Portfolio is 70% equity securities and 30% fixed income securities; Lifecycle 2020 Portfolio is 81% equity securities and 19% fixed income securities; Lifecycle 2025 Portfolio is 89% equity securities and 11% fixed income securities; Lifecycle 2030 Portfolio is 95% equity securities and 5% fixed income securities; Lifecycle 2035 Portfolio is 98% equity securities and 2% fixed income securities; Lifecycle 2040 Portfolio is 100% equity securities and 0% fixed income securities; and Lifecycle 2045 Portfolio is 100% equity securities and 0% fixed income securities. When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under "Equity securities risk". Over time, as a Portfolio gets closer to its target date a Portfolio's asset mix becomes more conservative as it contains more fixed-income and short-term fixed-income securities. The risks associated with fixed income and short-term fixed-income securities are explained under "Interest rate risk," "Credit and counterparty risk" and "Lower rated fixed income securities." A Portfolio's transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

Retirement target allocation risk The initial target allocation for the Lifecycle Retirement Portfolio is 50% equity securities and 50% fixed income securities, also see the "Target Allocation Chart". When the Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under "Equity securities risk." The risks associated with fixed-income and short-term fixed income securities are explained under "Interest rate risk," "Credit and counterparty risk" and "Lower rated fixed-income securities."

                                         RISKS OF INVESTING IN THE PORTFOLIOS 31

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Information about the Underlying Funds
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Risks of investing in Underlying Funds

By owning shares of Underlying Funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase a production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest in equity securities which invest primarily in growth securities are subject to these risks.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and Other Strategic Transactions," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so

32 INFORMATION ABOUT THE UNDERLYING FUNDS rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Investment grade fixed-income securities in the lowest rating category

Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income securities and high yield securities risk

Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

- Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
- Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
- Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
- Dependence on subadviser's own credit analysis While a subadviser to a Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities Risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk

Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social,

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 33
economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging and other strategic transactions risk

Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Funds contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

34 INFORMATION ABOUT THE UNDERLYING FUNDS

Liquidity risk

Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Management risk

Each Underlying Fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium-sized market capitalizations.

Non-diversification risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified."

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 35

--------------------------------------------------------------------------------
Description of Funds

The Portfolios may invest in any of the Funds. The following tables set forth, separately for the fixed-income and the equity Funds of each of JHF II and JHF
III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in JHF II's SAI and in the prospectus for these Funds. The Portfolios may also invest in other Underlying Funds not described in the chart.

--------------------------------------------------------------------------------
Fixed-Income Funds -- John Hancock Funds II
--------------------------------------------------------------------------------

                                         Estimated
Fund and subadviser(s)                   expense ratio     Goal and principal strategy
----------------------------------------------------------------------------------------------------------------
Active Bond Fund                         0.70%             Seeks income and capital appreciation by investing
Declaration Management & Research LLC                      at least 80% of its assets in a diversified mix of
and MFC Global Investment Management                       debt securities and instruments.
(U.S.), LLC
----------------------------------------------------------------------------------------------------------------
Core Bond Fund                           0.82%             Seeks total return consisting of income and
Wells Capital Management, Incorporated                     capital appreciation by normally investing in a
                                                           broad range of investment-grade debt securities.
                                                           The subadviser invests in debt securities that it
                                                           believes offer attractive yields and are
                                                           undervalued relative to issues of similar credit
                                                           quality and interest rate sensitivity. From time
                                                           to time, the Fund may also invest in unrated bonds
                                                           believed to be comparable to investment-grade debt
                                                           securities. Under normal circumstances, the
                                                           subadviser expects to maintain an overall
                                                           effective duration range between 4 and 5 1/2
                                                           years.
----------------------------------------------------------------------------------------------------------------
Global Bond Fund                         0.79%             Seeks to realize maximum total return, consistent
Pacific Investment Management                              with preservation of capital and prudent
Company LLC                                                investment management by investing primarily in
                                                           fixed-income securities denominated in major
                                                           foreign currencies, baskets of foreign currencies
                                                           (such as the ECU) and the U.S. dollar.
----------------------------------------------------------------------------------------------------------------
High Income Fund                         0.74%             Seeks high current income by normally investing at
MFC Global Investment Management                           least 80% of its assets in U.S. and foreign
(U.S.), LLC                                                fixed-income securities rated BB/Ba or lower and
                                                           their unrated equivalents.
----------------------------------------------------------------------------------------------------------------
High Yield Fund                          0.71%             Seeks to realize an above-average total return
Western Asset Management Company                           over a market cycle of three to five years,
                                                           consistent with reasonable risk, by investing
                                                           primarily in high yield debt securities, including
                                                           corporate bonds and other fixed-income securities.
----------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund             0.79%             Seeks maximum return, consistent with preservation
Wellington Management Company, LLP                         of capital and prudent investment management, by
                                                           normally investing at least 80% of its net assets
                                                           in inflation-indexed bonds of varying maturities
                                                           issued by the U.S. and non-U.S. governments and by
                                                           corporations.
----------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                    0.75%             Seeks maximum return, consistent with preservation
Pacific Investment Management                              of capital and prudent investment management, by
Company LLC                                                normally investing at least 80% of its net assets
                                                           in inflation-indexed bonds of varying maturities
                                                           issued by the U.S. and non-U.S. governments and by
                                                           corporations.
----------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                     0.69%             Seeks income and capital appreciation by investing
Declaration Management & Research LLC                      at least 80% of its assets in a diversified mix of
                                                           debt securities and instruments.
----------------------------------------------------------------------------------------------------------------

36 INFORMATION ABOUT THE UNDERLYING FUNDS

----------------------------------------------------------------------------------------------------------------
Spectrum Income Fund                     0.94%            Seeks a high level of current income with moderate
T. Rowe Price Associates, Inc.                            share price fluctuation. The Fund diversifies its
                                                          assets widely among market segments and seeks to
                                                          maintain broad exposure to domestic and
                                                          international fixed-income markets in an attempt
                                                          to reduce the impact of markets that are declining
                                                          and to benefit from good performance in particular
                                                          segments over time. The Fund normally invests in
                                                          investment grade corporate, and foreign and
                                                          emerging market fixed-income securities,
                                                          income-oriented stocks (up to 40% of its assets),
                                                          short-term securities, asset-backed and mortgage
                                                          related securities and U.S. Government securities.
                                                          The Fund may invest up to 40% of its assets in
                                                          high yield fixed-income securities (commonly known
                                                          as "junk bonds").
----------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                      0.77%            Seeks a high level of total return consistent with
Western Asset Management Company                          preservation of capital by giving its subadviser
                                                          broad discretion to deploy the Fund's assets among
                                                          certain segments of the fixed-income market in the
                                                          manner the subadviser believes will best
                                                          contribute to achieving the Fund's investment
                                                          goal.
----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                    0.80%            Seeks a high level of current income by normally
MFC Global Investment Management                          investing primarily in: foreign government and
(U.S.), LLC                                               corporate debt securities from developed and
                                                          emerging markets; U.S. Government and agency
                                                          securities; and U.S. high yield bonds.
----------------------------------------------------------------------------------------------------------------
Total Bond Market Fund                   0.57%            Seeks to track the performance of the Lehman
Declaration Management & Research LLC                     Brothers Aggregate Index (which represents the
                                                          U.S. investment grade bond market). The Fund
                                                          normally invests at least 80% of its assets in
                                                          securities listed in this Index. The Fund is an
                                                          intermediate- term bond fund of high and medium
                                                          credit quality.
----------------------------------------------------------------------------------------------------------------
Total Return Fund                        0.77%            Seeks to realize maximum total return, consistent
Pacific Investment Management                             with preservation of capital and prudent
Company LLC                                               investment management, by normally investing at
                                                          least 65% of its assets in a diversified portfolio
                                                          of fixed-income securities of varying maturities.
                                                          The average portfolio duration will normally vary
                                                          within a three- to six-year time frame based on
                                                          the subadviser's forecast for interest rates.
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund          0.72%            Seeks a high level of current income, consistent
Western Asset Management Company                          with preservation of capital and maintenance of
                                                          liquidity, by investing in debt obligations and
                                                          mortgage- backed securities issued or guaranteed
                                                          by the U.S. Government, its agencies or
                                                          instrumentalities and derivative securities such
                                                          as collateralized mortgage obligations backed by
                                                          such securities.
----------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                0.82%            Seeks total return with a high level of current
Wells Capital Management, Incorporated                    income by normally investing primarily in below
                                                          investment-grade debt securities (commonly known
                                                          as "junk bonds" or high yield securities). The
                                                          Fund also invests in corporate debt securities and
                                                          may buy preferred and other convertible securities
                                                          and bank loans.
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Equity Funds -- John Hancock Funds II
--------------------------------------------------------------------------------

                                         Estimated
Fund and subadviser(s)                   expense ratio    Goal and principal strategy
----------------------------------------------------------------------------------------------------------------
Index 500 Fund                           0.50%            Seeks to approximate the aggregate total return of
MFC Global Investment Management                          a broad U.S. domestic equity market index by
(U.S.A.) Limited                                          attempting to track the performance of the S&P 500
                                                          Composite Stock Price Index.*
----------------------------------------------------------------------------------------------------------------
All Cap Core Fund                        0.82%            Seeks long-term growth of capital by investing
Deutsche Investment Management                            primarily in common stocks and other equity
Americas Inc.                                             securities within all asset classes (small-, mid-
                                                          and large-cap), primarily those within the Russell
                                                          3000 Index.*
----------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                      0.94%            Seeks long-term capital appreciation by normally
AIM Capital Management, Inc.                              investing its assets principally in common stocks
                                                          of companies that are likely to benefit from new
                                                          or innovative products, services or processes, as
                                                          well as those that have experienced above average,
                                                          long-term growth in earnings and have excellent
                                                          prospects for future growth.
----------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 37

----------------------------------------------------------------------------------------------------------------
All Cap Value Fund                    0.89%               Seeks capital appreciation by investing in equity
Lord, Abbett & Co. LLC                                    securities of U.S. and multinational companies in
                                                          all capitalization ranges that the subadviser
                                                          believes are undervalued.
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                 0.85%               Seeks to achieve long-term growth of capital
T. Rowe Price Associates, Inc.                            (current income is a secondary objective) by
                                                          normally investing at least 80% of its total
                                                          assets in the common stocks of large- and
                                                          medium-sized blue chip growth companies. Some of
                                                          the stocks in the portfolio are expected to pay
                                                          dividends.
----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund             0.79%               Seeks long-term capital growth by investing at
Jennison Associates LLC                                   least 65% of its total assets in equity- related
                                                          securities of companies that exceed $1 billion in
                                                          market capitalization and that the subadviser
                                                          believes have above-average growth prospects.
                                                          These companies are generally medium-to-large
                                                          capitalization companies.
----------------------------------------------------------------------------------------------------------------
Classic Value Fund                    0.90%               Seeks long-term growth of capital by normally
Pzena Investment Management, LLC                          investing at least 80% of its net assets in
                                                          domestic equity securities. The subadviser seeks
                                                          to identify companies that it believes are
                                                          currently undervalued relative to the market,
                                                          based on estimated future earnings and cash flow.
----------------------------------------------------------------------------------------------------------------
Core Equity Fund                      0.83%               Seeks long-term capital growth by normally
Legg Mason Capital Management, Inc.                       investing primarily in equity securities that, in
                                                          the subadviser's opinion, offer the potential for
                                                          capital growth. The subadviser seeks to purchase
                                                          securities at large discounts to the subadviser's
                                                          assessment of their intrinsic value.
----------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                   1.05%               Seeks long-term growth of capital by investing in
Deutsche Investment Management                            stocks and other equity securities of medium-sized
Americas Inc.                                             U.S. companies with strong growth potential.
----------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                  0.93%               Seeks superior long-term rates of return through
MFC Global Investment Management                          capital appreciation by normally investing
(U.S.), LLC                                               primarily in high quality securities and
                                                          convertible instruments of small-cap U.S.
                                                          companies.
----------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund           1.03%               Seeks long-term capital appreciation by investing,
RCM Capital Management LLC                                under normal market conditions, at least 80% of
                                                          its net assets (plus borrowings for investment
                                                          purposes) in equity securities of U.S. companies
                                                          with smaller capitalizations (which RCM defines as
                                                          companies with market capitalizations of not less
                                                          than 50% and not more than 200% of the weighted
                                                          average market capitalization of the Russell 2000
                                                          Index).*
----------------------------------------------------------------------------------------------------------------
Equity-Income Fund                    0.85%               Seeks to provide substantial dividend income and
T. Rowe Price Associates, Inc.                            also long-term capital appreciation by investing
                                                          primarily in dividend-paying common stocks,
                                                          particularly of established companies with
                                                          favorable prospects for both increasing dividends
                                                          and capital appreciation.
----------------------------------------------------------------------------------------------------------------
Financial Services Fund               0.92%               Seeks growth of capital by normally investing at
Davis Selected Advisers, L.P.                             least 80% of its net assets (plus any borrowings
                                                          for investment purposes) in companies principally
                                                          engaged in financial services. A company is
                                                          "principally engaged" in financial services if it
                                                          owns financial services-related assets
                                                          constituting at least 50% of the value of its
                                                          total assets, or if at least 50% of its revenues
                                                          are derived from its provision of financial
                                                          services.
----------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                0.81%               Seeks growth of capital by normally investing
Davis Selected Advisers, L.P.                             primarily in common stocks of U.S. companies with
                                                          market capitalizations of at least $10 billion.
                                                          The Fund may also invest in U.S. companies with
                                                          smaller capitalizations.
----------------------------------------------------------------------------------------------------------------
Global Allocation Fund                1.00%               Seeks total return, consisting of long-term
UBS Global Asset Management                               capital appreciation and current income, by
(Americas) Inc.                                           investing in equity and fixed-income securities of
                                                          issuers located within and outside the U.S.
----------------------------------------------------------------------------------------------------------------
Global Fund                           1.00%               Seeks long-term capital appreciation by normally
Templeton Global Advisors Limited                         investing at least 80% of its net assets (plus any
                                                          borrowings for investment purposes) in equity
                                                          securities of companies located anywhere in the
                                                          world, including emerging markets.
----------------------------------------------------------------------------------------------------------------

38 INFORMATION ABOUT THE UNDERLYING FUNDS

----------------------------------------------------------------------------------------------------------------
Growth & Income Fund                     0.77%            Seeks to achieve a high total return by
Grantham, Mayo, Van Otterloo & Co. LLC                    outperforming its benchmark, the S&P 500 Index.
                                                          The Fund normally invests at least 80% of its
                                                          assets in investments tied economically to the
                                                          U.S. and typically makes equity investments in
                                                          larger capitalized U.S. companies to gain broad
                                                          exposure to the U.S. equity market.
----------------------------------------------------------------------------------------------------------------
Growth Fund                              0.90%            Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the Russell 1000 Growth
                                                          Index. The Fund typically makes equity investments
                                                          in U.S. companies whose stocks are included in the
                                                          Russell 1000 Index, or in companies with size and
                                                          growth characteristics similar to those of
                                                          companies with stocks in the Index.*
----------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                0.90%            Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the Russell 2500 Growth
                                                          Index. The Fund typically makes equity investments
                                                          in companies whose stocks are included in the
                                                          Russell 2500 Index, or in companies with total
                                                          market capitalizations similar such companies
                                                          ("small- and mid-cap companies"). The Fund
                                                          normally invests at least 80% of its assets in
                                                          investments in small- and mid-cap companies.*
----------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                  1.06%            Seeks to achieve a combination of long-term
Deutsche Investment Management                            capital appreciation and current income by
Americas Inc.                                             investing at least 80% of net assets in equity
                                                          securities of real estate investment trusts
                                                          ("REIT") and real estate companies including
                                                          foreign REITs and real estate companies.
----------------------------------------------------------------------------------------------------------------
Health Sciences Fund                     1.15%            Seeks long-term capital appreciation by normally
T. Rowe Price Associates, Inc.                            investing at least 80% of its net assets (plus any
                                                          borrowings for investment purposes) in common
                                                          stocks of companies engaged in the research,
                                                          development, production, or distribution of
                                                          products or services related to health care,
                                                          medicine, or the life sciences (collectively,
                                                          "health sciences").
----------------------------------------------------------------------------------------------------------------
International Equity Index Fund          0.58%            Under normal market conditions, the Fund invests
SSgA Funds Management, Inc.                               at least 80% of its assets in securities listed in
                                                          the Morgan Stanley Capital International All
                                                          Country World Excluding U.S. Index (the "MSCI ACW
                                                          ex-US Index"). As of August 31, 2006, the market
                                                          capitalizations of companies included in the MSCI
                                                          ACW ex-US Index ranged from $26.3 million to
                                                          $277.0 billion.
----------------------------------------------------------------------------------------------------------------
International Growth Fund                1.10%            Seeks long term capital appreciation by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the S&P Citigroup
                                                          Primary Market Index ("PMI") Europe, Pacific, Asia
                                                          Composite ("EPAC") Growth Style Index. The Fund
                                                          typically invests in a diversified portfolio of
                                                          equity investments from developed markets
                                                          throughout the world.
----------------------------------------------------------------------------------------------------------------
International Opportunities Fund         1.00%            Seeks long-term growth of capital by normally
Marsico Capital Management, LLC                           investing at least 65% of its assets in common
                                                          stocks of foreign companies selected for their
                                                          long-term growth potential. The Fund may invest in
                                                          companies of any size throughout the world and
                                                          normally invests in issuers from at least three
                                                          different countries not including the U.S. It may
                                                          invest in common stocks of companies operating in
                                                          emerging markets.
----------------------------------------------------------------------------------------------------------------
International Small Cap Fund             1.13%            Seeks long-term capital appreciation by investing
Templeton Investment Counsel, LLC                         primarily in the common stock of smaller companies
                                                          outside the U.S. and normally invests at least 80%
                                                          of its net assets (plus any borrowing for
                                                          investment purposes) in securities issued by
                                                          foreign companies which have total stock market
                                                          capitalizations or annual revenues of $4 billion
                                                          or less ("small-company securities").
----------------------------------------------------------------------------------------------------------------
International Small Company Fund         1.14%            Seeks long-term capital appreciation by primarily
Dimensional Fund Advisors Inc.                            investing its assets in equity securities of
                                                          non-U.S. small companies of developed and emerging
                                                          markets under normal market conditions.
----------------------------------------------------------------------------------------------------------------
International Value Fund                 0.96%            Seeks long-term growth of capital by normally
Templeton Investment Counsel, Inc.                        investing primarily in equity securities of
                                                          companies located outside the U.S., including
                                                          emerging markets.
----------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 39

----------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                     0.88%            Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the Russell 1000 Value
                                                          Index. The Fund typically makes equity investments
                                                          in U.S. companies whose stocks are included in the
                                                          Russell 1000 Index, or in companies with size and
                                                          growth characteristics similar to those of
                                                          companies with stocks in the Index.
----------------------------------------------------------------------------------------------------------------
Large Cap Fund                           0.82%            Seeks to maximize total return, consisting of
UBS Global Asset Management                               capital appreciation and current income, by
(Americas) Inc.                                           normally investing at least 80% of its net assets
                                                          (plus borrowings for investment purposes, if any)
                                                          in equity securities of U.S. large- capitalization
                                                          companies.
----------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                     0.88%            Seeks long-term growth of capital by normally
BlackRock Investment Management, LLC                      investing, primarily in a diversified portfolio of
                                                          equity securities of large-cap companies located
                                                          in the U.S.
----------------------------------------------------------------------------------------------------------------
Managed Fund                             0.79%            Seeks income and long-term capital appreciation by
Grantham, Mayo, Van Otterloo & Co. LLC                    investing primarily in a diversified mix of common
and Declaration Management &                              stocks of large- and mid-sized U.S. companies; and
Research LLC                                              bonds with an overall intermediate term average
                                                          maturity. The Fund employs a multi- manager
                                                          approach with two subadvisers, each of which
                                                          employs its own investment approach and
                                                          independently manages its portion of the Fund's
                                                          portfolio.
----------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                       0.56%            Seeks to approximate the aggregate total return of
MFC Global Investment Management                          a mid-cap U.S. domestic equity market index by
(U.S.A.) Limited                                          attempting to track the performance of the S&P Mid
                                                          Cap 400 Index.*
----------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                       0.91%            Seeks long-term growth of capital by normally
Wellington Management Company, LLP                        investing at least 80% of its net assets (plus any
                                                          borrowings for investment purposes) in equity
                                                          securities of medium- sized companies with
                                                          significant capital appreciation potential. The
                                                          Fund tends to invest in companies having market
                                                          capitalizations similar to those of companies
                                                          included in the Russell Midcap Index.
----------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                0.97%            Seeks to provide long-term growth of capital by
RiverSource Investments, LLC                              investing at least 80% of its net assets in equity
                                                          securities of medium-sized companies.
----------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                       0.92%            Seeks capital appreciation by normally investing
Lord, Abbett & Co. LLC                                    at least 80% of its net assets (plus any
                                                          borrowings for investment purposes) in mid-sized
                                                          companies, with market capitalizations at the time
                                                          of purchase within the market capitalization range
                                                          of companies in the Russell Midcap Index.*
----------------------------------------------------------------------------------------------------------------
Natural Resources Fund                   1.07%            Seeks long-term total return by normally investing
Wellington Management Company, LLP                        primarily in equity and equity- related securities
                                                          of natural resource-related companies worldwide.
----------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                         1.00%            Seeks long-term growth of capital by investing in
MFC Global Investment Management                          a diversified portfolio comprised primarily of
(U.S.A.) Limited                                          common stocks and equity-related securities of
                                                          corporations domiciled in countries in the Pacific
                                                          Rim region.
----------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund                1.39%            Seeks long-term growth of capital by normally
MFC Global Investment Management                          investing primarily in equity securities of U.S
(U.S.A.) Limited                                          companies. The Fund will generally focus on equity
                                                          securities of U.S. companies across the three
                                                          market capitalization ranges of large, mid and
                                                          small.
----------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                0.80%            Seeks long-term growth of capital by normally
MFC Global Investment Management                          investing at least 80% of its total assets (plus
(U.S.A.) Limited                                          any borrowings for investment purposes) in U.S.
                                                          mid-cap stocks, convertible preferred stocks,
                                                          convertible bonds and warrants.
----------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                  0.74%            Seeks long-term capital appreciation by investing
MFC Global Investment Management                          primarily in large-cap U.S. securities with the
(U.S.A.) Limited                                          potential for long-term growth of capital.
                                                          (U.S.A.) Limited
----------------------------------------------------------------------------------------------------------------

40 INFORMATION ABOUT THE UNDERLYING FUNDS

----------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                  0.89%            Seeks to provide long-term growth through a
T. Rowe Price Associates, Inc.                            combination of capital appreciation and current
                                                          income by investing at least 80% of its net assets
                                                          in the equity securities of real estate companies,
                                                          including REITs, real estate operating companies,
                                                          brokers, developers and other companies with at
                                                          least 50% of revenues, profits or assets related
                                                          to real estate activities.
----------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund              0.77%            Seeks to achieve a combination of long-term
Deutsche Investment Management                            capital appreciation and current income by
Americas Inc.                                             normally investing at least 80% of its net assets
                                                          (plus any borrowings for investment purposes) in
                                                          equity securities of REITs and real estate
                                                          companies.
----------------------------------------------------------------------------------------------------------------
Science & Technology Fund                1.15%            The Fund invests, under normal market conditions,
T. Rowe Price Associates, Inc. and RCM                    at least 80% of its net assets (plus any borrowing
Capital Management LLC                                    for investment purposes) in the common stocks of
                                                          companies expected to benefit from the
                                                          development, advancement and/or use of science and
                                                          technology. For purposes of satisfying this
                                                          requirement, common stocks may include equity
                                                          linked notes and derivatives relating to common
                                                          stocks, such as options on equity linked notes.
----------------------------------------------------------------------------------------------------------------
Small Cap Fund                           0.91%            Seeks maximum capital appreciation consistent with
Independence Investments LLC                              reasonable risk to principal by normally investing
                                                          at least 80% of its net assets in equity
                                                          securities of companies whose market
                                                          capitalizations do not exceed the greater of (a)
                                                          $2 billion, (b) the market capitalization of the
                                                          companies in the Russell 2000 Index and (c) the
                                                          market capitalization of the companies in the S&P
                                                          Small Cap 600 Index.
----------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                    1.17%            Seeks long-term capital appreciation by normally
Wellington Management Company, LLP                        investing primarily in small- cap companies
                                                          believed to offer above average potential for
                                                          growth in revenues and earnings.
----------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                     0.56%            Seeks to approximate the aggregate total return of
MFC Global Investment Management                          a small-cap U.S. domestic equity market index by
(U.S.A.) Limited                                          attempting to track the performance of the Russell
                                                          2000 Index.*
----------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund             1.05%            Seeks long-term capital appreciation by normally
Munder Capital Management                                 investing at least 80% of its assets in equity
                                                          securities of companies with market
                                                          capitalizations within the range of the companies
                                                          in the Russell 2000 Index.*
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                     1.17%            Seeks long-term capital appreciation by normally
Wellington Management Company, LLP                        investing at least 80% of its assets in small-cap
                                                          companies that are believed to be undervalued by
                                                          various measures and to offer good prospects for
                                                          capital appreciation.
----------------------------------------------------------------------------------------------------------------
Small Company Fund                       1.29%            Seeks long-term capital growth by normally
American Century Investment                               investing primarily in equity securities of
Management, Inc.                                          smaller-capitalization U.S. companies. The
                                                          subadviser uses quantitative, computer- driven
                                                          models to construct the Fund's portfolio of
                                                          stocks.
----------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                1.16%            Seeks long-term growth of capital by normally
AIM Capital Management, Inc.                              investing at least 80% of its assets in securities
                                                          of small-capitalization companies. The subadviser
                                                          seeks to identify those companies that have strong
                                                          earnings momentum or demonstrate other potential
                                                          for growth of capital.
----------------------------------------------------------------------------------------------------------------
Small Company Value Fund                 1.07%            Seeks long-term growth of capital by investing
T. Rowe Price Associates, Inc.                            primarily in small companies whose common stocks
                                                          are believed to be undervalued. The Fund will
                                                          normally invest at least 80% of its net assets
                                                          (plus any borrowings for investment purposes) in
                                                          companies with market capitalizations that do not
                                                          exceed the maximum market capitalization of any
                                                          security in the Russell 2000 Index at the time of
                                                          purchase.*
----------------------------------------------------------------------------------------------------------------
Special Value Fund                       1.04%            Seeks long-term capital growth by normally
ClearBridge Advisors, LLC                                 investing at least 80% of its net assets in common
                                                          stocks and other equity securities of companies
                                                          whose market capitalizations at the time of
                                                          investment do not exceed (a) $3 billion or (b) the
                                                          highest month-end market capitalization value of
                                                          any stock in the Russell 2000 Index for the
                                                          previous 12 months, whichever is greater.
----------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 41

----------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund              0.59%          Seeks to approximate the aggregate total return of
MFC Global Investment Management                          a broad U.S. domestic equity market index by
(U.S.A.) Limited                                          attempting to track the performance of the
                                                          Wilshire 5000 Equity Index.*
----------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund            0.74%          Seeks long-term growth of capital by normally
Sustainable Growth Advisers, L.P.                         investing primarily in common stocks of "U.S.
                                                          Global Leaders" companies determined by the
                                                          subadviser to have a high degree of predictability
                                                          and above average sustainable long-term growth.
----------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                     0.82%          Seeks long-term capital appreciation. The Fund
Grantham, Mayo, Van Otterloo & Co. LLC                    normally invests in securities in the Wilshire
                                                          5000 Index, an independently maintained index
                                                          which measures the performance of all equity
                                                          securities (with readily available price data) of
                                                          issuers with headquarters in the U.S. The Fund
                                                          normally invests at least 80% of its assets in
                                                          investments tied economically to the U.S.*
----------------------------------------------------------------------------------------------------------------
Utilities Fund                             0.95%          Seeks capital growth and current income (income
Massachusetts Financial Services Company                  above that available from a portfolio invested
                                                          entirely in equity securities) by normally
                                                          investing at least 80% of its net assets (plus any
                                                          borrowings for investment purposes) in equity and
                                                          debt securities of domestic and foreign companies
                                                          in the utilities industry.
----------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund                 0.92%          Seeks long-term capital appreciation by investing
UST Advisers, Inc.                                        primarily (at least 65% of its assets) in common
                                                          stocks of U.S. and foreign companies whose share
                                                          price in the opinion of the subadviser, do not
                                                          reflect the economic value of the company's
                                                          assets, but where the subadviser believes
                                                          restructuring efforts or industry consolidation
                                                          will serve to highlight the true value of the
                                                          company. In choosing investments for the Fund, the
                                                          subadviser looks for companies where restructuring
                                                          activities, such as consolidations, outsourcing,
                                                          spin-offs or reorganizations, will offer
                                                          significant value to the issuer and increase its
                                                          investment potential. The subadviser may select
                                                          companies of any size for the Fund, and the Fund
                                                          invests in a diversified group of companies across
                                                          a number of different industries.
----------------------------------------------------------------------------------------------------------------
Value Fund                                 0.98%          Seeks to realize an above-average total return
Morgan Stanley Investment Management                      over a market cycle of three to five years,
Inc. d/b/a Van Kampen                                     consistent with reasonable risk, by investing
                                                          primarily in equity securities of companies with
                                                          capitalizations similar to the market
                                                          capitalizations of companies in the Russell Midcap
                                                          Value Index.*
----------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                   0.90%          Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the Russell 2500 Value
                                                          Index. The Fund typically makes equity investments
                                                          in companies whose stocks are included in the
                                                          Russell 2500 Index, or in companies with total
                                                          market capitalizations similar such companies
                                                          ("small-cap companies"). The Fund normally invests
                                                          at least 80% of its assets in securities of
                                                          small-cap companies.*
----------------------------------------------------------------------------------------------------------------
Vista Fund                                 1.02%          Seeks long-term capital growth by normally
American Century Investment                               investing in common stocks of U.S. and foreign
Management, Inc.                                          companies that are medium-sized and smaller at the
                                                          time of purchase. The Fund also may invest in
                                                          domestic and foreign preferred stocks, convertible
                                                          debt securities, equity-equivalent securities,
                                                          non-leveraged futures contracts and options,
                                                          notes, bonds and other debt securities. The
                                                          subadviser looks for stocks of mediumsized and
                                                          smaller companies it believes will increase in
                                                          value over time, using a proprietary investment
                                                          strategy.
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Equity Funds -- John Hancock Funds III
--------------------------------------------------------------------------------

                                         Estimated
Fund and subadviser(s)                   expense ratio     Goal and principal strategy
----------------------------------------------------------------------------------------------------------------
Active Value Fund                        0.90%             Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                             outperform its benchmark, the Russell 1000 Value
Co. LLC                                                    Index. The Fund typically makes equity investments
                                                           in U.S. companies whose stocks are included in the
                                                           Russell 1000 Index, or in companies with size and
                                                           value characteristics similar to those of
                                                           companies with stocks in the Index.


42 INFORMATION ABOUT THE UNDERLYING FUNDS

----------------------------------------------------------------------------------------------------------------
Global Fund                                1.17%
Grantham, Mayo, Van Otterloo & Co. LLC                    Seeks to achieve high total return by seeking to
                                                          outperform its benchmark, the S&P/Citigroup
                                                          Primary Market Index ("PMI") World Growth Index.
                                                          The Fund typically invests in a diversified
                                                          portfolio of equity investments from the world's
                                                          developed markets.
----------------------------------------------------------------------------------------------------------------
Growth Fund                                1.28%          Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the Russell 1000 Growth
                                                          Index. The Fund typically makes equity investments
                                                          in U.S. companies whose stocks are included in the
                                                          Russell 1000 Index, or in companies with size and
                                                          growth characteristics similar to those of
                                                          companies with stocks in the Index.
----------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                  1.56%          Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the Russell 2500 Growth
                                                          Index. The Fund typically makes equity investments
                                                          in companies whose stocks are included in the
                                                          Russell 2500 Index, or in companies with total
                                                          market capitalizations similar such companies
                                                          ("small-cap companies"). The Fund normally invests
                                                          at least 80% of its assets in investments in
                                                          small-cap companies.
----------------------------------------------------------------------------------------------------------------
International Core Fund                    1.35%          Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the MSCI EAFE Index. The
                                                          Fund normally invests 80% of its assets in equity
                                                          securities and typically invests in a diversified
                                                          mix of equity investments from developed markets
                                                          outside the U.S.
----------------------------------------------------------------------------------------------------------------
International Growth Fund                  1.68%          Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the S&P/Citigroup
                                                          Primary Market Index ("PMI") Europe, Pacific, Asia
                                                          Composite ("EPAC") Growth Style Index.* The Fund
                                                          typically invests in a diversified mix of equity
                                                          investments from developed markets outside the
                                                          U.S.
----------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                       1.34%          Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the Russell 1000 Value
                                                          Index. The Fund typically makes equity investments
                                                          in U.S. companies whose stocks are included in the
                                                          Russell 1000 Index, or in companies with size and
                                                          growth characteristics similar to those of
                                                          companies with stocks in the Index.
----------------------------------------------------------------------------------------------------------------
U.S. Core Fund                             1.34%          Seeks to achieve a high total return by
Grantham, Mayo, Van Otterloo & Co. LLC                    outperforming its benchmark, the S&P 500 Index.
                                                          The Fund normally invests at least 80% of its
                                                          assets in investments tied economically to the
                                                          U.S. and typically makes equity investments in
                                                          larger capitalized U.S. companies to gain broad
                                                          exposure to the U.S. equity market.
----------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund                   0.85%          Seeks to achieve a high total return by
Grantham, Mayo, Van Otterloo & Co. LLC                    outperforming its benchmark, the S&P 500 Index.
                                                          The Fund normally invests at least 80% of its
                                                          assets in investments tied economically to the
                                                          U.S. and typically makes equity investments in
                                                          larger capitalized U.S. companies to gain broad
                                                          exposure to the U.S. equity market. The Fund
                                                          typically holds between 40 and 80 stocks.
----------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                   1.38%          Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo & Co. LLC                    outperform its benchmark, the Russell 2500 Value
                                                          Index. The Fund typically makes equity investments
                                                          in companies whose stocks are included in the
                                                          Russell 2500 Index, or in companies with total
                                                          market capitalizations similar such companies
                                                          ("small-cap companies"). The Fund normally
----------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 1000 Value(R)," "Russell 1000 Growth(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 2500(R)," "Russell 2500
   Value(R)," "Russell 2500 Growth(R)," "Russell 3000(R)," "Russell Midcap(R)" and "Russell Midcap Value(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 43

--------------------------------------------------------------------------------
Portfolio details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the respective investment goal of each of the Portfolios without shareholder approval.

Management fees

JHF II pays the Adviser a management fee for each Portfolio. The management fee has two components: (a) a fee on assets invested in affiliated Funds ("Affiliated Fund Assets") and (b) a fee on assets not invested in affiliated funds ("Other Assets"). Affiliated Funds are any Fund of JHF II and JHF III.

The fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of each Portfolio.

--------------------------------------------------------------------------------
Fee Table for Affiliated Fund Assets
--------------------------------------------------------------------------------

                                                                    Excess over
                                             First $7.5 billion     $7.5 billion
--------------------------------------------------------------------------------
Aggregate Net Assets of
Lifecycle Portfolios                         0.060%                 0.050%
--------------------------------------------------------------------------------

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule and that rate is applied to the Other Assets of each Portfolio.

--------------------------------------------------------------------------------
Fee Table for Other Assets
--------------------------------------------------------------------------------

                                                                    Excess over
                                             First $7.5 billion     $7.5 billion
--------------------------------------------------------------------------------
Aggregate Net Assets of
Lifecycle Portfolios                         0.510%                 0.500%
--------------------------------------------------------------------------------

                                                                    +--------------+
                                                                    | Shareholders |
                                                                    +--------------+

        +------                                    +-----------------------------------------------+
        |                                          |         Financial services firms and          |
        |                                          |            their representatives              |
        |                                          |                                               |
        |                                   +------+     Advise current and prospective share-     |
        |      Distribution and             |      | holders on their Portfolio investments, often |
        |    shareholder services           |      | in the context of an overall financial plan.  |
        |                                   |      +-----------------------------------------------+
        |                                   |
        |                                   |
        |           +-----------------------+-----------------------+
        |           |            Principal distributor              |
        |           |           John Hancock Funds, LLC             |
        |           |                                               |
        |           | Markets the Portfolios and distributes shares |
        |           |  through selling brokers, financial planners  |
        |           |     and other financial representatives.      |
        +------     +-----------------------+-----------------------+
                                            +-----------------------+
+----------------------------------+   +--------------------------+ | +----------------------------------------+             -----+
|            Subadviser            |   |    Investment adviser    | | |                Custodian               |                  |
|                                  |   |                          | | |                                        |                  |
| MFC Global Investment Management |   | John Hancock Investment  | | |    State Street Bank & Trust Company   |                  |
|         (U.S.A.) Limited         |   | Management Services, LLC | | |          2 Avenue de Lafayette         |                  |
|      200 Bloor Street East       |   |   601 Congress Street    | | |            Boston, MA 02111            |      Asset       |
| Toronto, Ontario, Canada M4W 1ES |   |  Boston, MA 02210-2805   | | |                                        |    management    |
|                                  |   |                          | | | Holds the Portfolios' assets, settles  |                  |
|  Provides portfolio management   |   |  Manages the Portfolios' | | | all portfolio trades and collects most |                  |
|        to the Portfolios.        |   |  business and investment | | |   of the valuation data required for   |                  |
+----------------------------------+   |        activities.       | | |    calculating each Portfolio's NAV.   |                  |
                                       +-------------+------------+ | +--------------------+-------------------+             -----+
                                                     |              |                      |
+--------------------------------------+             +--------------+----------------------+
|        Subadviser consultant         |                            |
|                                      |        +-------------------+-----------------+
|   Deutsche Asset Management, Inc.    |        |               Trustees              |
|           345 Park Avenue            |        | Oversee the Portfolios' activities. |
|       New York, New York 10154       |        +-------------------------------------+
|                                      |
| Provides asset allocation consulting |
|     services to the subadviser.      |
+--------------------------------------+

+----------------------------------------+
|             Sub-subadviser             |
|                                        |
|    MFC Global Investment Management    |
|               (U.S.) LLC               |
|          101 Huntington Avenue         |
|         Boston, MA, 02199-7603         |
|                                        |
|     Provides portfolio management      |
| to the Lifecycle Retirement Portfolio. |
+----------------------------------------+

44 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
Business structure

Subadviser

MFC Global (U.S.A.) is the subadviser to each of the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

MFC Global (U.S.), an affiliate of MFC Global (U.S.A.), has a sub-subadvisory agreement with MFC Global (U.S.A.). MFC Global (U.S.) assists in providing portfolio management to MFC Global (U.S.A.) in the management of the Lifecycle Retirement Portfolio.

The subadviser is compensated by the Adviser, and not by any of the Portfolios. Similarly, DeAM and MFC Global (U.S.) are compensated by the subadviser, and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees' approval, is permitted to appoint a new subadviser for a Fund or Portfolio, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the JHF II is able from time to time to change Portfolio and Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio managers

Steve Orlich (since inception) is the portfolio manager for the Portfolios, and Mark Schmeer (since inception) and Barry Evans (since inception) are the co-portfolio managers for the Lifecycle Retirement Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Schmeer joined MFC Global (U.S.A.) in 1995 and is Senior Vice President and Managing Director, North American Equities for MFC Global (U.S.A.) as well as Chief Investment Officer of MFC Global (U.S.). Mr. Evans joined John Hancock Advisers, an affiliate of MFC Global (U.S.) in 1986 and is President and Chief Operating Officer of MFC Global (U.S.) with responsibility for all U.S. and international fixed income strategies managed by the firm.

Appendix C of the SAI includes information about the portfolio managers, including information about their compensation, accounts they manage other than the Portfolios and their ownership of Portfolio shares, if any.

Advisory and subadvisory contracts

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory contracts of JHF II is available in the JHF II's annual report to shareholders for the period ended August 31, 2006.

Financial highlights

Financial highlights are not yet available for the Portfolios which are newly organized.

                                                            PORTFOLIO DETAILS 45

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For more information
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Two documents are available that offer further information on the Portfolios:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Portfolios, including a summary of the policy of JHF II regarding disclosure of the Portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semi-annual report or the SAI of JHF II, please contact John Hancock:

By mail: John Hancock Funds II
601 Congress Street
Boston, MA 02210

By phone: 1-800-334-1029

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

(C)2006 JOHN HANCOCK FUNDS, LLC LCPPN 12/06

[LOGO] JOHN HANCOCK(R)
       the future is yours

JOHN HANCOCK FUNDS, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

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Now available: electronic delivery
www.jhfunds.com/edelivery
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